UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.7%
16,640	Alliance Bernstein National Municipal Income Fund, Inc.	$211,994
9,105	BlackRock Investment Quality Municipal Trust, Inc.	124,283
9,534	BlackRock Long-Term Municipal Advantage Trust	101,156
26,798	BlackRock Muni Intermediate Duration Fund, Inc.	372,760
26,023	BlackRock MuniAssets Fund, Inc.	312,796
7,399	BlackRock Municipal 2018 Term Trust	116,978
10,849	BlackRock Municipal 2020 Term Trust	173,259
7,356	BlackRock Municipal Bond Trust	102,248
18,674	BlackRock Municipal Income Quality Trust	245,190
24,397	BlackRock Municipal Income Trust	311,794
11,300	BlackRock Municipal Income Trust II	153,454
41,639	BlackRock Municipal Target Term Trust	766,990
16,644	BlackRock MuniEnhanced Fund, Inc.	182,085
6,449	BlackRock MuniHoldings Fund II, Inc.	90,415
7,614	BlackRock MuniHoldings Fund, Inc.	118,702
26,024	BlackRock MuniHoldings Investment Quality Fund	328,943
11,332	BlackRock MuniHoldings Quality Fund II, Inc.	139,610
9,328	BlackRock MuniHoldings Quality Fund, Inc.	112,123
10,084	BlackRock MuniVest Fund II, Inc.	148,336
30,495	BlackRock MuniVest Fund, Inc.	287,263
24,686	BlackRock MuniYield Fund, Inc.	336,470
7,397	BlackRock MuniYield Investment Fund	100,229
15,743	BlackRock MuniYield Quality Fund II, Inc.	189,231
37,720	BlackRock MuniYield Quality Fund III, Inc.	482,816
17,124	BlackRock MuniYield Quality Fund, Inc.	238,709
11,812	Dreyfus Municipal Income, Inc.	100,874
28,054	Dreyfus Strategic Municipal Bond Fund, Inc.	215,735
33,799	Dreyfus Strategic Municipals, Inc.	269,716
20,068	DWS Municipal Income Trust	243,425
48,670	Eaton Vance Municipal Bond Fund	538,290
11,220	Eaton Vance National Municipal Opportunities Trust	208,468
25,101	Invesco Advantage Municipal Income Trust II	267,075
38,227	Invesco Municipal Income Opportunities Trust	238,536
38,310	Invesco Municipal Opportunity Trust	448,610
39,317	Invesco Municipal Trust	454,111
41,356	Invesco Quality Municipal Income Trust	472,699
31,007	Invesco Trust for Investment Grade Municipals	383,247
34,151	Invesco Value Municipal Income Trust	457,623
18,520	MainStay DefinedTerm Municipal Opportunities Fund	309,469
18,712	MFS High Income Municipal Trust	84,765
24,044	MFS Municipal Income Trust	152,199
10,827	Neuberger Berman Intermediate Municipal Fund, Inc.	147,464
63,256	Nuveen AMT-Free Municipal Income Fund	769,193
9,497	Nuveen AMT-Free Municipal Value Fund	149,388
31,537	Nuveen Dividend Advantage Municipal Fund	405,881
23,823	Nuveen Dividend Advantage Municipal Fund 2	308,031
35,607	Nuveen Dividend Advantage Municipal Fund 3	441,527
26,371	Nuveen Dividend Advantage Municipal Income Fund	329,638
11,573	Nuveen Enhanced Municipal Value Fund	157,046
74,737	Nuveen Insured Municipal Opportunity Fund, Inc.	967,844
30,595	Nuveen Insured Quality Municipal Fund, Inc.	370,505
33,406	Nuveen Intermediate Duration Municipal Term Fund	384,503
7,838	Nuveen Intermediate Duration Quality Municipal Term Fund	89,980
25,866	Nuveen Investment Quality Municipal Fund, Inc.	345,828
35,121	Nuveen Municipal Advantage Fund	438,310
30,153	Nuveen Municipal High Income Opportunity Fund	346,760
36,919	Nuveen Municipal Market Opportunity Fund, Inc.	446,720
118,908	Nuveen Municipal Value Fund	1,080,874
47,490	Nuveen Performance Plus Municipal Fund	632,567
15,809	Nuveen Premier Municipal Income Fund, Inc.	197,771
56,504	Nuveen Premium Income Municipal Fund 2, Inc.	711,385
31,033	Nuveen Premium Income Municipal Fund 4, Inc.	366,810
50,195	Nuveen Premium Income Municipal Fund, Inc.	624,928
43,850	Nuveen Quality Income Municipal Fund, Inc.	547,248
28,413	Nuveen Select Quality Municipal Fund	357,720
12,103	Nuveen Select Tax Free	156,008
12,811	Nuveen Select Tax Free 2	158,728
9,555	Nuveen Select Tax Free 3	122,686
10,124	PIMCO Municipal Income Fund	124,728
28,954	PIMCO Municipal Income Fund II	328,049
12,836	PIMCO Municipal Income Fund III	134,008
8,813	Pioneer Municipal High Income Advantage Trust	120,209
8,999	Pioneer Municipal High Income Trust	126,796
41,689	Putnam Managed Municipal Income Trust	280,150
34,496	Putnam Municipal Opportunities Trust	375,316
24,160	Western Asset Managed Municipals Fund, Inc.	290,645
7,017	Western Asset Municipal Defined Opportunity Trust, Inc.	144,691
17,536	Western Asset Municipal High Income Fund, Inc.	119,420
Total Closed-End Funds (Cost: $28,476,623)		23,692,031
MONEY MARKET FUND: 0.1% (Cost: $23,098)
23,098	Dreyfus Government Cash Management Fund	23,098

Total Investments: 99.8% (Cost: $28,499,721)		23,715,129
Other assets less liabilities: 0.2%		40,410
NET ASSETS: 100.0%		$23,755,539

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$23,692,031
Money Market Fund	0.1	23,098
	100.0%	$23,715,129

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$23,692,031	$—	$—	$23,692,031
Money Market Fund	23,098	—	—	23,098
Total	$23,715,129	$—	$—	$23,715,129

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.9%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$3,395,000	6.45%, 09/06/13 (c)	$3,395,204
2,400,000	6.45%, 09/06/13 (c)	2,402,280
2,500,000	Colbert County, Alabama Health Care Authority (RB)
	5.75%, 09/06/13 (c)	2,254,450
		8,051,934
Arizona: 2.5%
375,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
	5.00%, 02/01/22 (c)	346,151
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
760,000	5.10%, 10/01/16 (c)	699,200
5,650,000	5.20%, 10/01/16 (c)	4,736,451
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,150,000	5.00%, 01/01/16 (c)	4,838,373
5,000,000	5.00%, 01/01/16 (c)	4,744,950
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
1,000,000	5.50%, 07/01/17 (c)	946,870
1,690,000	5.63%, 07/01/17 (c)	1,453,079
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB)
	5.25%, 10/01/20 (c)	1,358,518
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB)
	6.25%, 12/01/21 (c)	1,021,340
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB)
	5.00%, 07/01/15 (c)	1,504,245
		21,649,177
California: 7.2%
5,000,000	California Housing Finance Agency, Series G (RB)
	4.95%, 02/01/17 (c)	4,992,150
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB)
	5.75%, 07/01/20 (c)	1,020,470
	California Pollution Control Financing Authority, Poseidon Resources (Channelside) LP Desalination Project (RB)
5,675,000	5.00%, 07/01/22 (c) 144A	4,805,136
8,750,000	5.00%, 07/01/22 (c) 144A	7,716,625
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB)
	5.13%, 07/15/17 (c)	3,514,560
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,050,000	5.00%, 07/01/15 (c)	993,132
2,410,000	5.25%, 07/01/15 (c)	2,438,149
3,210,000	5.25%, 07/01/15 (c)	3,235,841
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	645,630
500,000	5.25%, 07/01/17 (c)	407,320
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	7.00%, 10/01/26 144A	1,748,443
5,000,000	7.25%, 10/01/18 (c) 144A	4,927,700
2,000,000	7.25%, 10/01/18 (c) 144A	2,000,580
900,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
	6.00%, 09/06/13 (c)	810,603
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
2,320,000	4.50%, 06/01/17 (c)	2,097,280
1,195,000	5.00%, 06/01/17 (c)	971,535
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA)
	5.00%, 09/01/15 (c)	217,100
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
3,100,000	5.00%, 09/01/17 (c)	2,776,453
505,000	5.00%, 09/01/17 (c)	435,350
800,000	5.00%, 09/01/17 (c)	778,816
2,515,000	5.50%, 09/01/17 (c)	2,476,194
3,015,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB)
	4.63%, 06/01/17 (c)	2,837,929
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB)
	5.75%, 06/01/21 (c)	228,547
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL)
	5.00%, 07/01/16 (c)	541,245
3,600,000	San Buenaventura, California Community Memorial Health System (RB)
	7.50%, 12/01/21 (c)	4,077,828
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 09/06/13 (c)	305,676
3,820,000	5.50%, 09/06/13 (c)	3,819,771
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB)
	5.00%, 09/06/13 (c)	131,389
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST)
	5.38%, 09/01/22 (c)	969,060
		61,920,512
Colorado: 1.7%
2,045,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB)
	4.00%, 12/01/22 (c)	1,832,974
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
1,300,000	5.20%, 07/01/14 (c)	1,254,149
2,700,000	5.30%, 07/01/14 (c)	2,323,971
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	1,002,500
1,500,000	7.00%, 06/01/22 (c)	1,508,610
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
5,250,000	5.25%, 10/01/17 (c)	4,878,142
2,000,000	5.75%, 10/01/17 (c)	1,956,700
		14,757,046
Connecticut: 0.5%
1,580,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB)
	6.45%, 09/06/13 (c)	1,580,237
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
1,149,000	7.00%, 04/01/20 (c)	1,226,730
1,000,000	7.88%, 04/01/20 (c)	1,090,660
		3,897,627
Delaware: 0.1%
1,200,000	Delaware Economic Development Authority, Exempt Facility (RB)
	5.38%, 10/01/20 (c)	1,168,572
District of Columbia: 1.0%
8,675,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
	5.00%, 10/01/22 (c)	7,599,907
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB)
	6.13%, 10/01/28 (c) ^	1,194,855
		8,794,762
Florida: 5.9%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,689,839
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,683,138
1,000,000	8.13%, 11/15/21 (c)	1,096,580
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA)
	5.25%, 08/01/17 (c)	1,848,400
550,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB)
	5.63%, 11/15/17 (c)	520,828
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
	7.63%, 06/15/21 (c)	4,237,800
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB)
	7.13%, 09/06/13 (c)	2,877,120
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
7,000,000	5.25%, 06/15/17 (c)	6,785,100
2,500,000	5.38%, 06/15/17 (c)	2,299,950
1,000,000	5.75%, 06/15/22 (c)	951,370
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB)
	5.13%, 11/15/16 (c)	332,946
1,180,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA)
	6.50%, 05/01/14 (c)	1,183,151
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 05/01/14 (c)	1,013,000
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
3,750,000	5.50%, 07/01/17 (c)	3,486,113
1,200,000	5.50%, 07/01/17 (c)	1,137,828
1,100,000	5.70%, 07/01/15 (c)	1,100,517
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
7,655,000	5.00%, 05/15/23 (c)	6,614,685
1,500,000	5.00%, 05/15/23 (c)	1,438,035
6,895,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB)
	7.38%, 01/01/18 (c)	5,986,308
450,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA)
	6.13%, 05/01/20 (c)	483,678
995,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA)
	5.50%, 05/01/22 (c)	1,007,995
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB)
	8.75%, 07/01/16 (c)	3,003,517
		50,777,898
Georgia: 0.5%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
	6.13%, 09/01/20 (c)	4,282,409
Guam: 1.1%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP)
	6.88%, 12/01/20 (c)	2,794,605
1,000,000	Guam Government General Obligation, Series A (GO)
	6.75%, 11/15/19 (c)	1,052,500
1,200,000	Guam Government Limited Obligation, Series A (RB)
	5.63%, 12/01/19 (c)	1,230,984
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.88%, 07/01/15 (c)	3,881,762
250,000	Guam Power Authority, Series A (RB)
	5.50%, 10/01/20 (c)	255,013
		9,214,864
Hawaii: 0.3%
2,775,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB)
	6.30%, 09/06/13 (c)	2,777,747
Illinois: 6.2%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	1,336,621
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
3,800,000	5.13%, 05/15/23 (c)	3,247,708
1,500,000	5.25%, 05/15/23 (c)	1,284,300
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
5,500,000	8.13%, 02/15/20 (c)	5,556,375
4,000,000	8.25%, 02/15/20 (c)	4,051,960
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB)
	6.50%, 10/15/20 (c)	2,236,270
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
470,000	8.00%, 05/15/15 (c)	465,812
610,000	8.00%, 05/15/20 (c)	586,546
5,125,000	8.13%, 05/15/20 (c)	4,880,794
4,000,000	8.25%, 05/15/20 (c)	3,843,360
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	6.13%, 05/15/19 (c)	634,317
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB)
	6.50%, 10/01/19 (c)	2,130,960
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB)
	5.50%, 08/01/17 (c)	2,834,091
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 02/15/20 (c)	4,354,981
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
8,500,000	8.00%, 05/15/20 (c)	9,126,195
1,565,000	8.00%, 05/15/20 (c)	1,691,812
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB)
	7.00%, 08/27/13 (c)	1,503,195
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	3,331,560
		53,096,857
Indiana: 3.5%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
2,000,000	7.13%, 11/15/22 (c)	2,035,640
4,000,000	7.13%, 11/15/22 (c)	4,071,280
2,215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB)
	6.00%, 12/01/19	2,333,613
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,471,327
9,000,000	5.50%, 08/15/20 (c)	8,574,660
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
1,500,000	5.00%, 06/01/22 (c)	1,395,165
2,000,000	5.00%, 06/01/22 (c)	1,922,020
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB)
	5.75%, 08/01/22 (c)	866,206
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB)
	5.50%, 09/06/13 (c)	1,243,440
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c) 144A	2,009,980
3,000,000	5.75%, 09/01/17 (c) 144A	3,009,540
1,160,000	5.80%, 09/01/17 (c) 144A	1,166,194
		30,099,065
Iowa: 1.9%
3,790,000	Iowa Finance Authority, Alcoa, Inc. Project (RB)
	4.75%, 08/01/22 (c)	3,093,739
	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
5,000,000	5.25%, 12/01/23 (c)	4,721,950
5,000,000	5.50%, 12/01/18 (c)	4,974,400
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB)
	5.50%, 11/15/17 (c)	883,200
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB)
	5.38%, 06/01/15 (c)	2,444,550
		16,117,839
Kansas: 4.0%
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	1,780,460
1,000,000	5.00%, 05/15/17 (c)	933,620
30,000,000	Overland Park, Kansas Development Corp. (RB) (AMBAC)
	5.13%, 01/01/17 (c)	29,386,200
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB)
	6.00%, 12/15/22 (c)	2,339,625
		34,439,905
Kentucky: 1.5%
11,250,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB)
	6.00%, 07/15/20 (c)	10,613,250
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB)
	6.38%, 06/01/20 (c)	1,414,901
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB)
	6.38%, 06/01/20 (c)	1,067,970
		13,096,121
Louisiana: 0.9%
4,250,000	Lakeshore Village Master Community Development District (SA)
	5.25%, 07/01/17 * § ♦	1,657,500
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	978,023
2,300,000	6.50%, 11/01/20 (c)	2,453,939
1,700,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB)
	6.38%, 12/01/19 (c) 144A	1,672,205
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB)
	5.38%, 05/15/17 (c)	1,065,477
		7,827,144
Maine: 0.7%
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,307,270
1,000,000	6.75%, 07/01/21 (c)	1,128,380
1,050,000	6.95%, 07/01/21 (c)	1,198,481
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB)
	6.88%, 09/06/13 (c)	2,007,760
		5,641,891
Maryland: 0.7%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA)
	5.25%, 09/01/16 (c)	2,219,595
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST)
	5.50%, 07/01/20 (c)	2,815,950
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB)
	5.00%, 12/01/16 (c) ^	1,240,220
		6,275,765
Massachusetts: 0.5%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB)
	5.50%, 07/01/15 (c)	3,009,510
1,000,000	Massachusetts Port Authority, Delta Air Lines, Inc. Project, Series A (RB) (AMBAC)
	5.00%, 09/06/13 (c)	952,970
		3,962,480
Michigan: 2.5%
1,000,000	Detroit, Michigan, Series A-1 (GO)
	5.00%, 04/01/16 ♦	421,810
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
3,250,000	4.75%, 07/01/23 (c)	2,933,450
990,000	7.38%, 07/01/20 (c)	1,101,395
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,571,093
1,000,000	5.75%, 07/01/15 (c)	1,041,840
3,450,000	6.00%, 07/01/15 (c)	3,577,822
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB)
	5.63%, 05/15/22 (c)	1,368,780
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
1,350,000	7.38%, 10/01/20	1,444,217
1,000,000	8.00%, 10/01/19 (c)	1,065,080
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
890,000	5.13%, 06/01/17 (c)	793,844
5,000,000	6.88%, 06/01/18 (c)	4,874,050
		21,193,381
Minnesota: 1.3%
3,500,000	Saint Paul Housing & Redevelopment Authority (RB)
	5.00%, 05/01/23 (c)	3,086,895
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	511,170
500,000	6.00%, 08/01/17 (c)	513,695
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/15 (c)	2,596,050
	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,253,570
2,500,000	6.00%, 05/01/19 (c)	2,587,225
		11,548,605
Missouri: 1.1%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB)
	5.00%, 08/01/19 (c)	927,220
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,675,000	6.25%, 01/01/14 (c)	2,699,824
3,500,000	6.50%, 01/01/14 (c)	3,508,085
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
700,000	5.00%, 06/15/15 (c)	640,017
1,150,000	5.25%, 06/15/15 (c)	986,194
570,000	5.35%, 06/15/15 (c)	450,197
		9,211,537
Nebraska: 0.6%
1,700,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/15	1,785,408
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/01/15 (c)	3,326,041
		5,111,449
New Jersey: 7.1%
2,000,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB)
	5.63%, 01/01/18 (c)	1,837,400
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
4,860,000	4.88%, 09/15/19	4,799,250
1,150,000	5.25%, 08/20/22 (c)	1,078,562
2,215,000	5.50%, 09/06/13 (c)	2,132,890
4,085,000	5.75%, 09/15/22 (c)	4,065,229
9,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.63%, 01/01/16 (c)	9,188,613
5,300,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
	6.25%, 07/01/21 (c)	5,628,441
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
	6.63%, 07/01/18 (c)	2,121,000
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
7,550,000	5.00%, 06/01/17 (c)	5,600,514
20,005,000	5.00%, 06/01/17 (c)	16,889,221
7,035,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.50%, 06/01/17 (c)	6,556,761
1,000,000	Tobacco Settlement Financing Corp., Series A (RB)
	4.63%, 06/01/17 (c)	870,020
		60,767,901
New Mexico: 1.4%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB)
	6.25%, 06/01/20 (c)	3,326,026
3,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	2,643,600
8,000,000	Otero County, New Mexico Jail Project Revenue (RB)
	6.00%, 10/01/16 (c)	6,453,520
		12,423,146
New York: 7.1%
4,010,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB)
	5.88%, 02/01/20 (c)	4,115,262
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB)
	6.75%, 06/01/15 (c)	1,008,960
6,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB)
	6.00%, 11/15/16 (c)	6,145,952
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 02/15/17 (c)	991,940
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB)
	6.70%, 01/01/18 (c)	273,625
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB)
	8.00%, 08/01/16 (c) ♦	2,312,597
	New York City Industrial Development Agency, British Airways Plc Project (RB)
6,350,000	5.25%, 09/06/13 (c)	5,939,790
5,000,000	7.63%, 09/06/13 (c)	5,056,350
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c) ♦	780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	2,033,500
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,370,000	4.75%, 01/01/17 (c)	1,121,742
790,000	5.00%, 01/01/17 (c)	673,704
815,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 09/06/13 (c)	814,014
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB)
	5.00%, 12/01/16 (c)	1,009,670
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.63%, 09/06/13 (c)	1,249,788
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
3,000,000	4.50%, 07/01/22 (c)	2,646,750
11,140,000	5.00%, 07/01/22 (c)	10,026,334
	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
1,295,000	4.75%, 06/01/16 (c)	1,149,403
3,360,000	5.00%, 06/01/16 (c)	2,771,328
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,640,000	5.00%, 06/01/16 (c)	5,942,621
5,325,000	5.13%, 06/01/16 (c)	3,830,485
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB)
	5.13%, 06/01/15 (c)	1,266,870
		61,160,685
North Carolina: 0.7%
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c)	1,755,960
850,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB)
	5.25%, 10/01/17 (c)	763,640
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	218,535
1,330,000	5.00%, 03/01/22 (c)	1,182,304
820,000	5.00%, 03/01/22 (c)	740,140
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,257,163
		5,917,742
Ohio: 4.8%
2,500,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.88%, 06/01/17 (c)	1,993,525
	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
1,035,000	5.38%, 09/06/13 (c)	992,938
1,000,000	5.70%, 09/06/13 (c)	994,890
1,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	1,660,383
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
	6.63%, 11/01/20 (c)	2,381,765
4,000,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	3,421,920
4,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	5,198,128
2,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,716,520
1,830,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB)
	6.75%, 02/01/22 (c)	1,576,966
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB)
	5.75%, 04/01/15 (c)	3,666,795
5,105,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	5,113,372
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 09/06/13 (c)	4,802,450
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
2,000,000	5.75%, 12/01/22 (c)	2,044,700
5,500,000	6.00%, 12/01/22 (c)	5,641,515
		41,205,867
Oklahoma: 0.9%
1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
	5.13%, 04/01/22 (c)	1,313,940
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB)
	6.00%, 01/01/22 (c)	983,540
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB)
	6.50%, 12/01/17 (c) ♦	2,266,466
3,500,000	Tulsa, Oklahoma Municipal Airport Trust, American Airlines, Inc., Series B (RB)
	5.50%, 06/01/23 (c)	3,147,095
		7,711,041
Oregon: 0.2%
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c) 144A	667,381
750,000	6.38%, 09/01/20 (c) 144A	772,058
		1,439,439
Pennsylvania: 2.6%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
4,345,000	5.75%, 08/01/22 (c)	3,618,907
1,000,000	6.75%, 12/01/21 (c)	1,072,130
1,000,000	6.88%, 11/01/19 (c)	1,071,670
3,890,000	Butler County, Pennsylvania Industrial Development Authority, Series A (RB)
	6.25%, 06/01/20	3,443,272
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) ♦	3,716,118
4,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	4,625,730
1,220,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	1,227,735
2,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 09/06/13 (c)	1,997,920
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
490,000	5.50%, 07/01/17 (c)	482,033
800,000	5.63%, 07/01/22 (c)	702,640
		21,958,155
Puerto Rico: 4.1%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
1,740,000	5.25%, 07/01/22 (c)	1,366,196
700,000	5.75%, 07/01/22 (c)	604,870
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
	5.00%, 07/01/22 (c)	835,442
7,705,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
	6.00%, 07/01/22 (c)	6,675,458
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	7.05%, 05/15/15 (c) ^	1,454,290
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/23	979,780
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB)
	5.00%, 07/01/16 (c)	2,309,550
3,850,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	3,212,402
300,000	Puerto Rico Commonwealth, Public Improvement Refunding (GO)
	5.00%, 07/01/22 (c)	230,445
	Puerto Rico Electric Power Authority, Series A (RB)
4,500,000	5.00%, 07/01/22 (c)	3,532,590
2,900,000	5.05%, 07/01/22 (c)	2,295,002
2,500,000	Puerto Rico Electric Power Authority, Series ZZ (RB)
	5.25%, 07/01/20 (c)	2,366,350
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL)
	5.25%, 07/01/33	721,354
1,470,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD)
	5.25%, 07/01/14 (c)	1,278,165
9,115,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD)
	5.25%, 07/01/22 (c)	7,261,465
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB)
	5.50%, 08/01/20 (c)	79,246
		35,202,605
Rhode Island: 0.9%
6,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	7,462,884
South Carolina: 1.8%
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
4,450,000	5.50%, 05/01/17 (c)	4,396,555
3,100,000	5.63%, 05/01/17 (c)	2,889,324
9,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	8,522,672
		15,808,551
South Dakota: 0.8%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,675,000	5.00%, 11/15/16 (c)	4,995,702
1,500,000	5.00%, 11/15/16 (c)	1,478,925
		6,474,627
Tennessee: 0.8%
	Shelby County, Tennessee Health, Educational and Housing Facility Board (RB)
2,000,000	5.25%, 12/01/22 (c)	1,751,800
2,500,000	5.38%, 12/01/22 (c)	2,188,950
3,000,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
	5.50%, 09/01/23 (c)	2,468,160
395,000	Sullivan County, Tennessee Health, Educational and Housing Facilities Board, Trezevant Manor Project, Series C (RB)
	5.25%, 09/01/16 (c)	401,810
		6,810,720
Texas: 7.8%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA)
	5.25%, 01/01/17 (c)	1,026,570
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB)
	5.95%, 05/15/18 (c) (p)	1,048,690
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,465,459
725,000	Decatur, Texas Hospital Authority, Series A (RB)
	6.38%, 09/01/23 (c)	682,638
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	970,780
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB)
	5.13%, 01/01/23 (c)	854,010
	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
705,000	5.00%, 08/15/16	750,987
1,000,000	5.00%, 08/15/17 (c)	1,006,140
2,000,000	Houston, Texas Airport System Revenue, Series E (RB)
	6.75%, 09/06/13 (c)	1,982,540
9,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	9,741,965
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB)
	8.25%, 07/01/22 (c)	3,037,260
6,000,000	Love Field Airport Modernization Corp, Southwest Airline Co. (RB)
	5.00%, 11/01/22 (c)	5,806,860
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 09/06/13 (c)	2,001,480
4,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 09/06/13 (c)	4,094,916
	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
1,080,000	7.00%, 12/01/21 (c)	1,073,088
1,000,000	7.25%, 12/01/21 (c)	973,990
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	10,055,600
2,320,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Air Force Village Obligated Group Project (RB)
	5.13%, 05/15/17 (c)	2,181,728
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,529,715
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	1,134,452
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	5,696,200
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
1,035,000	6.00%, 01/01/21 (c)	1,005,068
3,885,000	7.00%, 01/01/21 (c)	3,845,062
3,500,000	7.13%, 01/01/21 (c)	3,386,110
600,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB)
	5.50%, 09/06/13 (c)	596,298
		66,947,606
Vermont: 0.6%
5,000,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	3,927,250
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,072,533
		4,999,783
Virgin Islands: 0.2%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL)
	4.25%, 10/01/16 (c)	818,674
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,076,850
		1,895,524
Virginia: 3.3%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	553,619
2,500,000	5.00%, 01/01/23 (c)	2,219,825
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB)
	5.13%, 10/01/17 (c)	1,480,617
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
2,000,000	5.00%, 12/01/23 (c)	1,760,060
1,000,000	5.00%, 12/01/23 (c)	892,930
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,593,115
1,000,000	6.88%, 03/01/21 (c)	1,109,630
	Hanover County, Virginia Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,260,960
1,500,000	5.00%, 07/01/22 (c)	1,317,465
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	816,610
9,050,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	6,241,694
5,000,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
	6.00%, 07/01/22 (c)	5,051,150
4,850,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	4,171,048
		28,468,723
Washington: 2.5%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	2,704,110
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	825,938
4,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	4,013,040
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
2,455,000	5.25%, 01/01/17	2,409,214
8,800,000	5.63%, 01/01/17 (c)	7,660,664
4,000,000	5.63%, 01/01/17 (c)	3,669,600
		21,282,566
West Virginia: 2.4%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	2,522,175
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	4,598,323
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,397,660
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
3,000,000	6.50%, 10/01/18 (c)	2,952,240
1,500,000	6.50%, 10/01/18 (c)	1,507,635
6,505,000	6.75%, 10/01/18 (c)	6,510,074
		20,488,107
Wisconsin: 1.4%
5,880,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	5,299,350
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,475,730
520,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., Series A (RB)
	5.13%, 08/15/13 (c)	520,707
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community Revenue, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	4,445,800
		11,741,587
Total Municipal Bonds (Cost: $870,011,871)		845,081,846

Number
of Shares
MONEY MARKET FUND: 2.9% (Cost: $24,902,683)
24,902,683	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	24,902,683
Total Investments: 101.4% (Cost: $894,914,554)		869,984,529
Liabilities in excess of other assets: (1.4)%		(12,393,633)
NET ASSETS: 100.0%		$857,590,896

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.
§	Illiquid Security — the aggregate value of illiquid securities is $1,657,500 which represents 0.2% of net assets.
♦	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	3.5%	$30,879,005
Development	14.0	122,235,388
Education	3.7	31,816,294
Facilities	3.3	28,297,802
General Obligation	9.4	81,895,255
Higher Education	4.2	36,545,044
Housing	0.3	3,003,517
Medical	22.9	199,618,011
Nursing Homes	14.3	124,450,784
Pollution	5.1	44,310,007
Power	1.2	10,348,718
Single Family Hsg	0.6	4,992,150
Tobacco Settlement	7.6	65,704,339
Transportation	4.8	41,678,446
Utilities	0.2	1,785,408
Water	2.0	17,521,678
Money Market Fund	2.9	24,902,683
	100.0%	$869,984,529

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$845,081,846	$—	$845,081,846
Money Market Fund	24,902,683	—	—	24,902,683
Total	$24,902,683	$845,081,846	$—	$869,984,529

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.2%
	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
$350,000	5.00%, 03/01/21	$405,828
1,000,000	5.00%, 03/01/22	1,155,070
		1,560,898
Arizona: 2.7%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP)
	5.00%, 06/01/22	960,474
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	280,985
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM)
	5.00%, 10/01/19	574,580
	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
430,000	3.00%, 10/01/18	450,528
500,000	5.00%, 04/01/20 (c)	546,645
	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
500,000	5.00%, 07/01/19 (c)	550,895
750,000	5.00%, 07/01/20 (c)	860,032
500,000	5.00%, 07/01/20 (c)	578,475
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
350,000	5.00%, 07/01/19	413,122
500,000	5.00%, 07/01/21	589,150
1,200,000	5.00%, 07/01/21 (c)	1,358,736
680,000	5.00%, 07/01/21 (c)	779,185
	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB)
500,000	5.00%, 10/01/18 (c)	563,450
250,000	5.00%, 10/01/18 (c)	286,033
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System, Junior Lien (RB) (NATL)
	5.00%, 07/01/17 (c)	273,503
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System, Senior Lien (RB)
	5.50%, 07/01/18 (c)	287,405
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,066,182
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO)
	4.00%, 07/01/22	847,199
1,905,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	2,133,543
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
250,000	5.00%, 01/01/19 (c)	273,075
1,000,000	5.00%, 12/01/21 (c)	1,138,390
1,000,000	5.00%, 12/01/21 (c)	1,087,110
1,555,000	Salt River Project Agricultural Improvement & Power District, Series B (RB)
	5.00%, 12/01/19	1,853,109
		17,751,806
Arkansas: 0.3%
1,850,000	State of Arkansas Federal Highway Grant Anticipation (GO)
	5.00%, 04/01/21	2,193,027
California: 11.1%
1,175,000	California Health Facilities Financing Authority (RB)
	5.00%, 03/01/23 (c)	1,300,149
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,183,610
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB)
	5.25%, 02/01/19 (c)	547,591
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,002,560
595,000	3.50%, 06/01/21 (c)	558,390
1,800,000	3.88%, 06/01/21 (c)	1,758,186
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB)
	5.00%, 12/01/19 (c)	561,155
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,770,420
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/16 (c)	1,101,540
200,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	233,990
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB)
	5.00%, 10/01/22	1,159,910
670,000	California State Public Works Board, Various Capital Projects, Series A (RB)
	5.00%, 04/01/19	779,686
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB)
	5.00%, 10/01/19 (c)	338,697
	California State Public Works Board, Various University of California Projects, Series G (RB)
300,000	5.00%, 12/01/19	359,100
1,370,000	5.00%, 12/01/21 (c)	1,509,918
505,000	5.00%, 12/01/21 (c)	551,253
	California State Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	466,585
825,000	4.00%, 09/01/20	916,047
1,000,000	4.00%, 09/01/21	1,092,190
250,000	4.00%, 10/01/21	272,875
75,000	5.00%, 11/01/15	82,363
250,000	5.00%, 03/01/18 (c)	277,298
320,000	5.00%, 04/01/18 (c)	348,765
1,250,000	5.00%, 09/01/18 (c)	1,355,150
360,000	5.00%, 03/01/19	420,811
500,000	5.00%, 04/01/19	585,070
495,000	5.00%, 04/01/19 (c)	568,879
1,000,000	5.00%, 09/01/19	1,176,980
800,000	5.00%, 09/01/19	941,584
580,000	5.00%, 03/01/20 (c)	621,522
1,500,000	5.00%, 09/01/20	1,762,920
2,000,000	5.00%, 09/01/20	2,350,560
1,250,000	5.00%, 09/01/20	1,469,100
1,000,000	5.00%, 09/01/21	1,164,230
850,000	5.00%, 10/01/21	989,519
500,000	5.00%, 10/01/21	582,070
2,000,000	5.00%, 02/01/22 (c)	2,206,320
500,000	5.00%, 04/01/22 (c)	559,530
1,000,000	5.00%, 09/01/22 (c)	1,123,980
855,000	5.00%, 10/01/22	988,021
1,000,000	5.25%, 10/01/19 (c)	1,163,400
500,000	5.25%, 10/01/19 (c)	572,150
500,000	5.25%, 03/01/20 (c)	533,115
1,000,000	5.25%, 03/01/20 (c)	1,126,930
830,000	5.25%, 09/01/22	975,184
1,000,000	5.25%, 10/01/22	1,175,420
600,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/20 (c)	691,266
	City & County of San Francisco, California, Series R1 (GO)
2,000,000	5.00%, 06/15/20	2,372,960
550,000	5.00%, 12/15/21 (c)	628,606
925,000	City of Los Angeles, California, Series A (GO)
	5.00%, 09/01/19	1,095,699
1,000,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	1,179,300
1,000,000	Los Angeles Department of Water & Power, Series A (RB)
	5.00%, 07/01/21 (c)	1,161,180
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	279,635
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL)
	5.00%, 08/01/17 (c)	1,082,480
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.13%, 08/15/18 (c)	271,943
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	829,506
500,000	4.50%, 07/01/17 (c)	540,270
255,000	5.00%, 07/01/19 (c)	292,962
750,000	Los Angeles, California Unified School District, Series H (GO) (AGM)
	5.00%, 07/01/17 (c)	825,802
1,500,000	Los Angeles, California Wastewater System, Series A (RB)
	5.75%, 06/01/19 (c)	1,730,910
1,000,000	Metropolitan Water District of Southern California, Series C (RB)
	5.00%, 07/01/19	1,191,470
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	595,075
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL)
	6.00%, 08/01/27 ^	776,111
	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC)
500,000	5.25%, 12/01/24	551,635
300,000	5.25%, 12/01/25	327,624
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	522,570
500,000	5.00%, 05/01/21 (c)	559,420
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO)
	4.75%, 06/15/19	1,172,490
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB)
	5.00%, 11/01/19 (c)	546,370
	San Francisco, California City & County Public Utilities Commission, Series B (RB)
500,000	4.00%, 11/01/19 (c)	516,715
500,000	4.00%, 11/01/19 (c)	522,730
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,364,425
1,000,000	5.00%, 11/01/21 (c)	1,124,780
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,078,980
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA)
	5.00%, 08/01/17 (c)	257,738
	Santa Clara County Financing Authority, Series A (RB)
365,000	4.00%, 02/01/22 (c)	375,059
725,000	5.00%, 11/15/18	847,663
2,000,000	5.00%, 02/01/19	2,263,720
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,086,460
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	554,370
500,000	University of California, Series Q (RB)
	5.00%, 05/15/17 (c)	551,045
1,775,000	Vernon City, California, Electric System Revenue, Series A (RB)
	5.13%, 08/01/19 (c)	1,906,794
		74,260,486
Colorado: 1.0%
670,000	Colorado Public Authority, Natural Gas Purchase (RB)
	6.13%, 11/15/23	754,051
	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW)
650,000	5.00%, 12/01/21	765,511
585,000	5.00%, 12/01/22	686,784
375,000	5.00%, 12/01/23	440,411
2,865,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW)
	5.00%, 12/01/22 (c)	3,322,798
500,000	University of Colorado Enterprise System, Series A (RB)
	4.00%, 06/01/22	542,930
		6,512,485
Connecticut: 3.1%
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,066,470
	Connecticut State, Series B (GO)
3,005,000	5.00%, 05/15/21 (c)	3,461,790
1,000,000	5.00%, 04/15/22	1,167,850
2,000,000	5.00%, 04/15/22 (c)	2,266,380
	Connecticut State, Series C (GO)
1,500,000	5.00%, 11/01/18 (c)	1,676,760
1,145,000	5.00%, 12/01/19 (c)	1,348,020
1,000,000	5.00%, 06/01/22	1,167,480
300,000	5.75%, 11/01/18 (c)	352,254
300,000	5.75%, 11/01/18 (c)	356,010
	Connecticut State, Series D (GO)
290,000	5.00%, 12/01/17 (c)	322,915
1,100,000	5.00%, 11/01/20	1,295,371
1,000,000	Connecticut State, Series E (GO)
	5.00%, 09/15/22 (c)	1,123,590
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	546,686
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
500,000	5.00%, 12/01/20	588,640
1,840,000	5.00%, 01/01/23 (c)	2,062,640
1,900,000	University of Connecticut, Series A (RB)
	5.00%, 02/15/21 (c)	2,133,928
		20,936,784
District of Columbia: 0.6%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	965,362
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	1,101,120
	District of Columbia, Income Tax Secured Revenue, Series B (RB)
625,000	5.00%, 12/01/19 (c)	713,081
500,000	5.25%, 12/01/19 (c)	564,020
750,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	817,567
		4,161,150
Florida: 5.6%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
340,000	4.50%, 06/01/20	370,365
1,000,000	5.00%, 06/01/21	1,111,220
750,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A (RB)
	5.00%, 10/01/25	826,162
500,000	County of Miami-Dade, Florida, Water & Sewer System Revenue, Series B (RB) (AGM)
	5.25%, 10/01/20	586,345
1,035,000	Florida Department of Management Services, Series A (CP)
	5.00%, 08/01/18 (c)	1,164,799
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.00%, 06/01/19 (c)	543,865
500,000	4.75%, 06/01/20 (c)	540,610
330,000	5.00%, 06/01/20	390,291
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
	5.00%, 06/01/20	1,182,700
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,149,408
1,000,000	4.00%, 06/01/21 (c)	1,012,700
570,000	4.00%, 06/01/22 (c)	578,026
1,500,000	5.00%, 06/01/19 (c)	1,683,810
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
500,000	5.00%, 06/01/19 (c)	562,665
500,000	5.00%, 06/01/21 (c)	578,675
1,000,000	5.00%, 06/01/22	1,172,590
	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
400,000	5.00%, 06/01/18 (c)	434,416
750,000	5.00%, 06/01/21 (c)	838,335
	Florida State Department of Environmental Protection, Series A (RB) (AGO)
225,000	5.00%, 07/01/17 (c)	245,993
1,000,000	5.00%, 07/01/21	1,140,560
	Florida State Department of Environmental Protection, Series B (RB)
480,000	5.00%, 07/01/19	559,824
1,600,000	5.00%, 07/01/20	1,850,016
1,000,000	5.00%, 07/01/21	1,148,910
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,155,020
1,000,000	5.00%, 07/01/21 (c)	1,164,270
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	414,731
1,000,000	Florida State, Board of Education, Series C (GO)
	5.00%, 06/01/19 (c)	1,141,630
730,000	Florida State, Board of Education, Series D (GO)
	5.50%, 06/01/19	882,687
2,000,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	2,297,820
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	394,019
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,733,160
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	316,358
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	545,690
	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC)
250,000	5.25%, 04/01/22	273,233
450,000	5.25%, 04/01/24	482,233
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 08/01/18 (c)	564,795
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO)
	5.25%, 05/01/18 (c)	552,120
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,000,000	5.00%, 10/01/21 (c)	1,087,080
500,000	5.00%, 10/01/21 (c)	547,960
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC)
	5.00%, 04/01/17 (c)	264,160
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM)
	5.00%, 10/01/20 (c)	526,685
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM)
	5.25%, 10/01/19	382,584
700,000	Orange County, Florida Tourist Development Tax Revenue (RB)
	5.00%, 10/01/22	771,806
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL)
	5.00%, 10/01/17 (c)	475,748
100,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	110,985
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM)
	5.00%, 08/01/15 (c)	266,625
250,000	Polk County, Florida School District (RB) (AGM)
	5.00%, 10/01/17	278,595
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL)
	5.25%, 09/01/21	290,250
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB)
	5.00%, 08/15/17 (c)	278,988
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	532,460
		37,403,977
Georgia: 2.4%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB)
	6.00%, 11/01/19 (c)	595,940
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/19 (c)	536,665
750,000	DeKalb County, Georgia Hospital Authority (RB)
	5.25%, 09/01/20	823,207
750,000	Fulton County, Georgia Development Authority, Series A (RB)
	5.00%, 10/01/22	846,847
400,000	Fulton County, Georgia Development Authority, Series B (RB)
	4.50%, 03/15/19 (c)	411,976
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	994,083
	Georgia State Road & Tollway Authority, Series A (RB)
1,000,000	5.00%, 06/01/19 (c)	1,131,750
680,000	5.00%, 06/01/19	793,200
	Georgia State, Series B (GO)
400,000	5.00%, 07/01/18 (c)	458,012
500,000	5.00%, 01/01/19 (c)	572,070
500,000	5.00%, 01/01/19 (c)	587,405
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	387,190
1,000,000	5.00%, 07/01/21 (c)	1,183,030
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	574,425
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	777,976
500,000	5.00%, 02/01/25 (c)	585,955
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB)
	4.00%, 08/01/19 (c)	821,286
	Main Street Natural Gas, Inc., Gas Project, Series B (RB)
1,000,000	5.00%, 03/15/18	1,104,550
500,000	5.00%, 03/15/20	543,905
305,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB)
	3.00%, 07/01/22 (c)	275,037
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	581,460
1,000,000	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
	5.00%, 01/01/23 (c)	1,135,600
		15,721,569
Hawaii: 1.5%
	City & County of Honolulu, Hawaii, Series B (GO)
650,000	5.00%, 12/01/20 (c)	728,962
500,000	5.00%, 12/01/20 (c)	565,280
350,000	5.00%, 08/01/21 (c)	405,863
500,000	Hawaii State, Series DK (GO)
	5.00%, 05/01/18 (c)	553,395
500,000	Hawaii State, Series DQ (GO)
	5.00%, 06/01/19 (c)	564,140
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	907,576
1,000,000	5.00%, 12/01/21 (c)	1,148,670
800,000	5.00%, 12/01/21 (c)	929,824
	Hawaii State, Series EA (GO)
1,000,000	5.00%, 12/01/21 (c)	1,169,560
2,250,000	5.00%, 12/01/21	2,666,475
		9,639,745
Illinois: 3.1%
	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM)
500,000	5.00%, 01/01/17 (c)	544,140
500,000	5.00%, 01/01/17 (c)	547,580
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	550,710
500,000	Chicago, Illinois Board of Education, Series F (GO)
	5.00%, 12/01/20	565,630
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 01/01/19 (c)	266,035
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307 (RB) (AMBAC)
	5.00%, 12/01/16 (c)	79,397
	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO)
750,000	5.25%, 06/01/18 (c)	802,237
500,000	5.25%, 06/01/18 (c)	537,570
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO)
	5.00%, 06/01/16	271,048
	Chicago, Illinois, Series A (GO) (AGM)
500,000	5.00%, 01/01/20 (c)	511,800
500,000	5.00%, 01/01/20 (c)	521,670
475,000	5.00%, 01/01/20 (c)	499,396
1,000,000	5.00%, 01/01/20 (c)	1,033,140
500,000	City of Chicago, Series C (GO)
	4.00%, 01/01/22	514,380
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,000,000	5.00%, 11/01/19 (c)	1,042,330
1,035,000	5.00%, 12/01/21 (c)	1,096,313
1,105,000	5.00%, 12/01/21 (c)	1,187,367
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,350,000	5.25%, 06/01/20	1,520,991
1,300,000	5.38%, 06/01/21	1,466,413
450,000	5.50%, 06/01/21 (c)	495,882
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	484,235
500,000	5.00%, 01/01/19	557,200
1,060,000	5.00%, 08/01/19	1,182,186
500,000	5.00%, 01/01/20 (c)	539,415
500,000	5.00%, 01/01/20	549,310
1,000,000	5.00%, 08/01/22	1,072,540
985,000	5.00%, 08/01/23	1,050,404
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	993,770
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM)
	5.61%, 02/01/26 ^	214,742
		20,697,831
Indiana: 0.8%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	429,525
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB)
	5.00%, 08/01/16 (c)	261,348
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB)
	5.25%, 11/01/18 (c)	905,520
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	919,042
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,161,910
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,125,740
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	554,160
		5,357,245
Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB)
	5.00%, 08/01/19 (c)	1,854,960
Kansas: 0.3%
	Kansas Development Authority, Department of Commerce, Series K (RB)
1,500,000	4.00%, 12/01/19 (c)	1,519,185
250,000	5.00%, 12/01/19	287,910
260,000	Kansas Developmment Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	298,316
		2,105,411
Kentucky: 1.1%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB)
	5.63%, 08/15/18 (c)	1,673,089
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM)
	5.00%, 11/01/18 (c)	272,165
	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
555,000	5.00%, 11/01/18 (c)	623,004
250,000	5.75%, 11/01/18 (c)	300,120
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 02/01/19 (c)	548,585
500,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	573,720
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
550,000	5.00%, 07/01/19 (c)	633,853
600,000	5.00%, 07/01/22 (c)	672,720
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	1,365,351
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21 (c)	548,195
		7,210,802
Louisiana: 0.3%
	Louisiana State, Series A (GO)
250,000	5.00%, 05/15/20 (c)	289,918
1,000,000	5.00%, 08/01/22	1,172,030
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	553,185
		2,015,133
Maryland: 1.9%
1,300,000	Anne Arundel County, Maryland (GO)
	5.00%, 04/01/19	1,538,069
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO)
	5.00%, 08/15/21 (c)	1,161,080
2,045,000	Maryland State & Local Facilities Loan, First Series B (GO)
	3.00%, 03/15/20 (c)	2,058,415
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 08/15/17 (c)	281,778
	Maryland State & Local Facilities Loan, Second Series B (GO)
850,000	3.00%, 08/01/19 (c)	863,540
425,000	4.00%, 08/15/19 (c)	469,986
500,000	4.50%, 03/15/19 (c)	551,765
700,000	Maryland State & Local Facilities Loan, Second Series E (GO)
	5.00%, 08/01/18	824,719
	Maryland State Department of Transportation (RB)
500,000	4.00%, 05/15/19 (c)	532,885
2,000,000	4.00%, 02/15/21	2,214,820
250,000	Maryland State Department of Transportation, Second Issue (RB)
	5.00%, 09/01/18 (c)	275,958
	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO)
1,000,000	3.00%, 06/01/21 (c)	1,020,290
750,000	4.13%, 06/01/18 (c)	818,565
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 05/01/17 (c)	287,798
		12,899,668
Massachusetts: 2.0%
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	798,950
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	484,423
500,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.25%, 07/01/27	574,810
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,087,320
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,351,740
	Massachusetts Commonwealth, Series E (GO)
1,150,000	4.00%, 12/01/19 (c)	1,234,939
1,150,000	4.00%, 12/01/19 (c)	1,248,164
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	536,890
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,141,860
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
370,000	4.50%, 01/01/19	405,035
370,000	5.15%, 01/01/20 (c)	385,118
500,000	5.50%, 01/01/20 (c)	549,100
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM)
	5.25%, 09/01/23	600,050
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC)
	4.50%, 08/15/17 (c)	516,350
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB)
	4.75%, 07/01/18 (c)	258,340
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	673,062
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB)
	4.35%, 08/01/16 (c)	498,755
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM)
	5.25%, 08/01/27	1,145,660
		13,490,566
Michigan: 1.1%
800,000	City of Detroit, Michigan Distributable State Aid (GO) (SAW)
	4.50%, 11/01/20 (c)	808,328
1,000,000	Detroit City School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	1,050,480
	Michigan Finance Authority, Clean Water Revolving Fund (RB)
1,000,000	5.00%, 10/01/21 (c)	1,149,940
750,000	5.00%, 10/01/22	874,507
	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
1,000,000	4.63%, 10/01/17 (c)	1,081,710
770,000	5.00%, 10/01/21	900,677
	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL)
250,000	4.52%, 10/15/16 (c) ^	200,465
250,000	4.61%, 10/15/16 (c) ^	212,853
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/18 (c)	544,425
715,000	Wayne County, Michigan Airport Authority (RB) (FGIC) (NATL)
	5.00%, 12/01/17 (c)	770,727
		7,594,112
Minnesota: 0.7%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	827,647
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,198,296
2,000,000	Minnesota State, General Fund Appropriation, Series B (RB)
	5.00%, 03/01/22 (c)	2,244,080
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 08/01/19	565,220
		4,835,243
Missouri: 1.3%
1,000,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,156,200
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC)
	5.00%, 12/01/16 (c)	543,260
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	543,451
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC)
	5.00%, 12/01/18 (c)	1,710,615
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 01/01/16 (c)	509,960
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	662,790
1,200,000	2.50%, 10/01/20 (c)	1,038,564
1,250,000	4.00%, 10/01/19 (c)	1,381,112
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB)
	5.00%, 02/01/17 (c)	1,122,530
		8,668,482
Nebraska: 0.2%
1,000,000	Douglas County, Nebraska School District (GO)
	4.00%, 04/01/20 (c)	1,087,580
Nevada: 0.9%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/19 (c)	568,818
500,000	Clark County, Nevada Airport System, Senior, Series D (RB)
	5.00%, 01/01/20 (c)	546,890
	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL)
500,000	5.00%, 06/15/17 (c)	547,045
2,000,000	5.00%, 06/15/18 (c)	2,160,800
500,000	5.00%, 06/15/18 (c)	558,325
	Clark County, Nevada School District, Series B (GO)
500,000	5.00%, 12/15/17 (c)	534,035
250,000	5.00%, 12/15/17 (c)	270,820
500,000	Clark County, Nevada Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	545,430
		5,732,163
New Hampshire: 0.9%
1,000,000	New Hampshire State, Capital Improvement, Series B (GO)
	5.00%, 11/01/21	1,185,880
	New Hampshire State, Series A (GO)
2,450,000	5.00%, 07/01/20 (c)	2,814,437
750,000	5.00%, 07/01/20 (c)	869,257
1,000,000	5.00%, 07/01/20 (c)	1,176,350
		6,045,924
New Jersey: 3.9%
	County of Union, New Jersey, Series B (GO)
1,000,000	3.00%, 03/01/19	1,064,440
270,000	3.00%, 03/01/21	279,069
650,000	3.00%, 03/01/22 (c)	648,914
1,000,000	3.00%, 03/01/22	1,010,560
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,135,580
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
	5.25%, 03/01/21 (c)	1,082,300
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,137,460
1,000,000	5.00%, 03/01/22	1,133,190
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
	5.25%, 03/01/21 (c)	565,920
575,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	654,356
	New Jersey Environmental Infrastructure, Series A (RB)
975,000	5.25%, 09/01/18 (c)	1,161,859
25,000	5.25%, 09/01/18 (c)	29,751
1,075,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
	4.63%, 07/01/21 (c)	1,086,664
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	527,165
500,000	5.00%, 07/01/22 (c)	551,710
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/19 (c)	549,300
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20	588,965
1,495,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	1,699,561
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM)
	5.25%, 01/01/26	561,675
	New Jersey State Turnpike Authority, Series B (RB)
450,000	5.00%, 01/01/20	516,483
1,000,000	5.00%, 01/01/23 (c)	1,099,940
300,000	New Jersey State Turnpike Authority, Series H (RB)
	5.00%, 01/01/19 (c)	340,293
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	516,510
500,000	5.00%, 06/01/19 (c)	594,750
500,000	5.00%, 06/01/19 (c)	567,320
1,000,000	New Jersey State, Series Q (GO)
	5.00%, 08/15/20	1,179,250
2,000,000	New Jersey State, Series S (GO)
	5.00%, 08/15/19	2,361,520
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL)
	5.00%, 06/15/16	578,360
	New Jersey Transportation Trust Fund Authority, Series D (RB)
250,000	5.00%, 12/15/18	290,288
660,000	5.00%, 12/15/24	744,196
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW)
	4.00%, 10/01/20 (c)	913,255
100,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB)
	4.50%, 06/01/17 (c)	93,202
		26,263,806
New Mexico: 0.7%
	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW)
1,500,000	5.00%, 08/01/19 (c)	1,719,945
500,000	5.00%, 08/01/19 (c)	576,940
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB)
	5.00%, 06/15/21	307,546
1,590,000	New Mexico Finance Authority, Series C (RB) (NATL)
	5.25%, 06/15/17 (c)	1,807,703
		4,412,134
New York: 18.4%
1,275,000	City of New York, New York, Series B (GO)
	5.00%, 08/01/20	1,490,692
1,000,000	City of New York, New York, Series I (GO)
	5.00%, 08/01/22	1,165,980
1,000,000	City of New York, New York, Subseries L-1 (GO)
	5.00%, 04/01/18 (c)	1,116,190
1,000,000	City of New York, Series B (GO)
	5.00%, 08/01/22 (c)	1,135,460
	City of New York, Series F-1 (GO) (XLCA)
240,000	5.00%, 09/01/15 (c)	255,600
10,000	5.00%, 09/01/15 (c)	10,940
500,000	County of Nassau, New York (GO)
	4.00%, 04/01/21 (c)	472,410
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/19	584,475
500,000	5.00%, 05/01/21 (c)	555,805
500,000	5.25%, 05/01/19 (c)	553,875
250,000	5.75%, 05/01/17 (c)	284,183
250,000	5.75%, 05/01/18 (c)	285,368
	Long Island Power Authority, Electric System, Series A (RB)
1,760,000	5.00%, 04/01/19	2,003,602
1,000,000	5.00%, 05/01/20	1,135,530
500,000	5.25%, 04/01/19 (c)	559,480
	Long Island Power Authority, Electric System, Series B (RB)
2,000,000	5.00%, 09/01/22 (c)	2,133,600
500,000	5.25%, 04/01/19	574,355
1,000,000	Metropolitan Transportation Authority, Series A (RB)
	3.00%, 11/15/22 (c)	853,190
600,000	Metropolitan Transportation Authority, Series B (RB)
	3.00%, 11/15/22 (c)	533,616
	Metropolitan Transportation Authority, Series D (RB)
1,285,000	5.00%, 11/15/20	1,489,161
285,000	5.00%, 11/15/21	328,525
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	761,582
1,000,000	5.00%, 11/15/22 (c)	1,062,460
1,000,000	5.00%, 11/15/22	1,134,010
2,000,000	Nassau County, New York General Improvement, Series A (GO)
	5.00%, 04/01/20	2,287,600
850,000	Nassau County, New York General Improvement, Series C (GO)
	4.00%, 10/01/20 (c)	878,840
	Nassau County, New York Interim Finance Authority, Series A (RB)
475,000	4.50%, 05/15/19 (c)	509,390
1,000,000	5.00%, 05/15/19 (c)	1,164,080
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB)
	5.63%, 06/15/18 (c)	287,520
1,900,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
	5.00%, 07/15/21	2,207,610
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (FGIC) (NATL) (SAW)
250,000	5.00%, 01/15/17 (c)	271,275
600,000	5.00%, 01/15/17 (c)	673,026
500,000	5.00%, 01/15/18 (c)	539,580
500,000	5.00%, 01/15/18 (c)	547,630
500,000	5.00%, 07/15/20	583,390
1,060,000	5.00%, 07/15/21 (c)	1,218,544
1,000,000	5.00%, 07/15/22	1,157,560
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
	4.00%, 07/15/21 (c)	500,665
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
	5.25%, 01/15/19 (c)	305,718
700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
	5.00%, 11/01/21	826,119
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB)
	5.25%, 02/01/21 (c)	527,332
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,000,000	5.00%, 11/01/20	1,180,530
725,000	5.00%, 11/01/21 (c)	819,946
1,500,000	5.00%, 11/01/21 (c)	1,663,155
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
	5.00%, 02/01/21 (c)	1,124,690
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	566,780
1,000,000	5.00%, 05/01/20 (c)	1,119,220
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB)
	5.00%, 11/01/18	1,170,180
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
	5.00%, 02/01/22	498,712
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 05/01/21	587,440
	New York City Transitional Finance Authority, Future Tax Secured, Series C (RB)
270,000	5.00%, 05/01/17 (c)	306,974
335,000	5.00%, 05/01/17 (c)	373,455
130,000	5.00%, 05/01/17 (c)	149,293
165,000	5.00%, 05/01/17 (c)	189,488
500,000	New York City, Series A-1 (GO)
	5.00%, 08/01/17	573,575
	New York City, Series B (GO)
500,000	5.00%, 08/01/17	573,575
900,000	5.00%, 08/01/19	1,054,449
550,000	5.00%, 08/01/21 (c)	631,411
	New York City, Series C (GO)
250,000	5.00%, 08/01/19 (c)	281,453
470,000	5.00%, 08/01/19	550,657
1,005,000	5.25%, 08/01/18	1,180,744
250,000	New York City, Series D-1 (GO)
	5.13%, 12/01/17 (c)	280,535
	New York City, Series E (GO)
500,000	5.00%, 08/01/19 (c)	548,410
1,000,000	5.00%, 08/01/19 (c)	1,104,270
500,000	5.00%, 08/01/20 (c)	548,415
	New York City, Series G (GO)
375,000	5.00%, 08/01/17 (c)	417,469
985,000	5.00%, 08/01/17 (c)	1,109,031
1,000,000	New York City, Series I (GO)
	5.00%, 08/01/22 (c)	1,135,460
250,000	New York City, Series I-1 (GO)
	5.00%, 04/01/16 (c)	273,308
500,000	New York City, Series J-1 (GO)
	5.00%, 05/15/19 (c)	560,835
500,000	New York City, Sub Series C-1 (GO)
	5.00%, 10/01/17 (c)	558,880
800,000	New York City, Sub Series G-1 (GO)
	5.00%, 04/01/22	931,080
500,000	New York City, Sub Series J-1 (GO)
	5.00%, 06/01/16 (c)	551,095
500,000	New York City, Sub Series L-1 (GO)
	5.00%, 04/01/18 (c)	554,365
475,000	New York Local Government Assistant Corp., Series A (RB)
	4.00%, 04/01/20 (c)	500,807
1,000,000	New York State Bridge Authority (RB)
	4.00%, 01/01/21	1,079,740
250,000	New York State Dormitory Authority, Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) (SAW)
	5.25%, 10/01/17	288,173
740,000	New York State Dormitory Authority, School Districts Revenue, Series F (RB) (AGM) (SAW)
	5.00%, 10/01/19	864,224
	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
375,000	5.00%, 07/01/18	435,686
500,000	5.00%, 07/01/19 (c)	548,350
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 12/15/17	580,950
500,000	5.00%, 03/15/18 (c)	561,060
295,000	5.00%, 03/15/18 (c)	326,111
750,000	5.00%, 03/15/21 (c)	864,045
950,000	5.00%, 12/15/22 (c)	1,040,620
2,000,000	5.00%, 12/15/22 (c)	2,327,840
775,000	5.00%, 12/15/22	909,641
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/18	582,045
500,000	5.00%, 03/15/21 (c)	562,870
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 02/15/18	582,045
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/18 (c)	1,122,580
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
500,000	5.00%, 06/15/16	559,730
500,000	5.00%, 06/15/18	585,320
1,250,000	5.00%, 02/15/20	1,470,050
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 08/15/21 (c)	1,835,535
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC)
	5.00%, 03/15/15 (c)	265,110
1,000,000	New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB)
	5.00%, 05/15/19	1,170,630
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
250,000	4.75%, 06/15/16 (c)	267,148
500,000	5.00%, 06/15/18 (c)	548,935
750,000	5.00%, 06/15/22 (c)	877,380
1,000,000	5.00%, 06/15/22 (c)	1,150,380
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB)
500,000	4.50%, 06/15/17 (c)	532,210
500,000	5.00%, 06/15/16 (c)	549,115
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO)
	5.00%, 02/15/17	562,480
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB)
	5.00%, 04/01/19	485,608
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC)
500,000	4.25%, 04/01/16 (c)	536,200
250,000	5.00%, 10/01/15 (c)	273,465
250,000	5.00%, 04/01/16 (c)	270,040
350,000	5.00%, 04/01/18 (c)	391,485
1,000,000	5.00%, 04/01/18 (c)	1,114,780
400,000	5.00%, 09/15/18 (c)	457,600
2,250,000	5.00%, 09/15/20 (c)	2,587,432
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
1,000,000	5.00%, 04/01/20 (c)	1,145,120
250,000	5.00%, 04/01/21 (c)	287,283
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB)
	5.00%, 10/01/18 (c)	1,115,070
500,000	New York State Thruway Authority, Series H (RB) (NATL)
	5.00%, 01/01/18 (c)	564,295
	New York State Thruway Authority, Series I (RB)
2,000,000	5.00%, 01/01/22 (c)	2,192,340
1,000,000	5.00%, 01/01/22 (c)	1,124,650
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
525,000	5.00%, 09/15/18 (c)	569,730
500,000	5.00%, 03/15/19	587,645
500,000	5.00%, 09/15/20 (c)	541,270
1,000,000	5.00%, 03/15/21	1,172,270
2,250,000	5.00%, 03/15/21 (c)	2,563,965
1,000,000	5.25%, 09/15/17 (c)	1,105,130
500,000	5.25%, 09/15/17 (c)	556,285
500,000	5.25%, 03/15/19 (c)	572,120
510,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.50%, 01/01/19	601,876
1,000,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
	5.00%, 12/15/18	1,181,890
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB)
	5.00%, 12/15/16	1,137,570
	New York State Urban Development Corp., State Personal Income, Series A (RB)
700,000	4.00%, 03/15/21 (c)	729,848
1,000,000	4.00%, 03/15/21 (c)	1,058,490
	New York State Urban Development Corp., State Personal Income, Series C (RB)
500,000	3.00%, 12/15/16	535,715
500,000	5.00%, 12/15/17	580,950
	New York State, Series A (GO)
500,000	3.00%, 03/01/17	533,910
1,000,000	3.00%, 03/01/19	1,056,260
500,000	3.50%, 02/15/21 (c)	522,910
1,050,000	4.00%, 02/15/21 (c)	1,071,903
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,016,330
800,000	4.00%, 12/15/21 (c)	818,256
500,000	New York Triborough Bridge & Tunnel Authority, Series D (RB)
	5.00%, 11/15/18 (c)	539,330
500,000	Oyster Bay, New York Public Improvement (GO)
	3.50%, 08/15/17 (c)	490,360
1,000,000	Suffolk County, New York Public Improvement, Series A (GO)
	4.00%, 05/15/19 (c)	952,880
	Suffolk County, New York Public Improvement, Series C (GO)
500,000	4.00%, 10/15/19 (c)	501,610
1,000,000	4.00%, 10/15/19	1,099,420
	Triborough Bridge & Tunnel Authority, Series A (RB)
1,000,000	5.00%, 11/15/19	1,191,090
455,000	5.00%, 01/01/22 (c)	508,531
800,000	5.00%, 05/15/23 (c)	922,952
	Triborough Bridge & Tunnel Authority, Series B (RB)
1,500,000	5.00%, 11/15/22	1,753,230
500,000	5.00%, 11/15/22 (c)	554,355
1,000,000	5.00%, 11/15/22 (c)	1,154,750
		122,413,857
North Carolina: 2.1%
730,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/21	832,010
1,555,000	North Carolina Eastern Municipal Power Agency, Series D (RB)
	5.00%, 01/01/21	1,772,296
	North Carolina Municipal Power Agency No. 1, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	1,054,680
1,000,000	5.00%, 01/01/22 (c)	1,063,410
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	519,705
500,000	5.00%, 05/01/20 (c)	580,090
	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB)
2,250,000	5.00%, 11/01/18	2,649,015
2,520,000	5.00%, 11/01/21 (c)	2,963,797
575,000	North Carolina State Grant Anticipation Revenue Vehicle (RB)
	5.00%, 03/01/19	667,828
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB)
	5.00%, 03/01/18	1,149,790
400,000	North Carolina State, Series C (GO)
	5.00%, 05/01/22	478,744
		13,731,365
Ohio: 1.9%
	City of Columbus, Various Purpose, Series A (GO)
450,000	4.25%, 09/01/17 (c)	479,943
1,000,000	5.00%, 08/15/22 (c)	1,141,000
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
	4.00%, 06/01/22 (c)	785,140
530,000	Kent State University, Series B (RB) (AGO)
	5.00%, 05/01/19 (c)	581,670
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	880,537
1,175,000	5.00%, 09/15/23	1,380,860
1,750,000	Ohio State Common Schools, Series B (GO)
	4.00%, 09/15/21 (c)	1,764,437
	Ohio State, Higher Education, Series A (GO)
450,000	4.00%, 08/01/18	504,342
1,480,000	5.00%, 02/01/20	1,746,962
500,000	Ohio State, Higher Education, Series C (GO)
	4.25%, 08/01/22	548,920
775,000	Ohio State, Major New State Infrastructure Project, Series 1 (RB)
	5.00%, 12/15/21	901,286
250,000	Ohio State, Major New State Infrastructure Project, Series 2008-1 (RB)
	6.00%, 06/15/17	293,175
1,150,000	Ohio State, Turnpike Commission, Series A (RB)
	5.25%, 02/15/27	1,322,454
500,000	University of Akron, Series A (RB) (AGM)
	5.00%, 01/01/20	572,280
		12,903,006
Oklahoma: 0.1%
	Grand River Dam Authority, Series A (RB) (BHAC)
500,000	5.00%, 06/01/18 (c)	565,420
250,000	5.00%, 06/01/18 (c)	286,910
		852,330
Oregon: 2.1%
2,000,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG)
	4.00%, 06/15/22 (c)	2,086,400
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG)
	4.00%, 06/15/21	1,153,818
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG)
	4.26%, 06/15/22 ^	758,750
2,400,000	Metro, Oregon Series A (GO)
	5.00%, 06/01/22 (c)	2,759,520
	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM)
750,000	5.00%, 04/01/17 (c)	812,902
500,000	5.00%, 04/01/19 (c)	559,370
1,000,000	5.25%, 04/01/19 (c)	1,128,400
500,000	Oregon Community College District, Portland (GO)
	5.00%, 06/15/19 (c)	556,205
1,500,000	Oregon State, Series F (GO)
	5.00%, 05/01/23 (c)	1,717,560
250,000	Port Portland, Oregon International Airport, Series 19 (RB)
	5.25%, 07/01/18 (c)	271,905
	Portland, Oregon Sewer System, Series A (RB)
475,000	4.25%, 03/01/20 (c)	504,920
575,000	5.00%, 03/01/20 (c)	631,603
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM)
	5.00%, 06/15/18 (c)	741,386
		13,682,739
Pennsylvania: 3.4%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM)
	5.00%, 01/01/18 (c)	551,610
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO)
	4.00%, 07/01/23	538,115
	Commonwealth of Pennsylvania, First Series (GO)
500,000	5.00%, 02/15/19	587,855
1,000,000	5.00%, 11/15/19	1,186,510
420,000	5.00%, 06/01/21	494,495
2,000,000	5.00%, 11/15/21 (c)	2,329,420
1,000,000	5.00%, 06/01/22 (c)	1,157,330
2,000,000	5.00%, 06/01/22	2,343,480
1,250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO)
	5.00%, 07/01/19	1,474,662
	Commonwealth of Pennsylvania, Second Series (GO)
500,000	5.00%, 01/01/16 (c)	541,930
500,000	5.00%, 04/15/18	582,735
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO)
	5.00%, 05/01/18	1,165,990
850,000	Monroeville, Pennsylvania Finance Authority (RB)
	5.00%, 02/15/26	895,347
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/19 (c)	269,343
500,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
	5.00%, 01/01/19 (c)	575,930
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB)
	4.00%, 06/15/21 (c)	501,655
1,000,000	Pennsylvania Industrial Development Athority (RB)
	5.00%, 07/01/21	1,147,380
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW)
	5.00%, 09/01/17	1,685,760
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC)
	4.50%, 08/01/17 (c)	513,960
	Philadelphia, Pennsylvania, Series A (GO) (AGM)
1,000,000	5.00%, 08/01/17 (c)	1,121,000
1,000,000	5.25%, 12/15/18 (c)	1,138,220
290,000	University of Pittsburgh, Series A (RB)
	5.50%, 03/15/19 (c)	341,423
1,030,000	University of Pittsburgh, Series B (RB)
	5.50%, 03/15/19 (c)	1,215,627
		22,359,777
Puerto Rico: 2.2%
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (RB)
400,000	5.00%, 07/01/19	389,760
1,725,000	5.00%, 07/01/22	1,611,736
	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
1,050,000	5.00%, 07/01/18 (c)	989,583
1,205,000	5.00%, 07/01/20	1,165,127
1,000,000	5.00%, 07/01/21	950,170
500,000	5.50%, 07/01/21 (c)	502,195
500,000	Puerto Rico Electric Power Authority, Series AAA (RB)
	5.25%, 07/01/20 (c)	502,560
	Puerto Rico Electric Power Authority, Series TT (RB)
300,000	5.00%, 07/01/17 (c)	296,901
500,000	5.00%, 07/01/17	520,465
	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL)
500,000	5.25%, 07/01/24	475,255
1,150,000	5.25%, 07/01/27	1,157,854
425,000	Puerto Rico Electric Power Authority, Series WW (RB)
	5.50%, 07/01/18 (c)	437,100
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	5.00%, 07/01/16	520,955
1,000,000	5.25%, 07/01/20 (c)	923,920
35,000	5.25%, 07/01/20 (c)	35,179
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB)
	5.50%, 07/01/21	496,500
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB)
	5.13%, 12/01/18 (c)	516,285
	Puerto Rico Municipal Finance Agency, Series A (RB) (AGM)
250,000	5.00%, 08/01/15 (c)	252,305
300,000	5.25%, 08/01/15 (c)	286,740
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD)
	5.75%, 07/01/18	521,185
1,150,000	Puerto Rico Sales Tax Financing Corp., Series C (RB)
	5.00%, 08/01/21	1,272,693
500,000	University of Puerto Rico, Series P (RB)
	5.00%, 06/01/16	509,580
		14,334,048
Rhode Island: 0.6%
	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO)
955,000	5.25%, 06/15/19 (c)	1,091,727
370,000	5.25%, 06/15/19	429,740
2,000,000	Rhode Island Health & Educational Building Corp. (RB)
	5.00%, 09/01/21	2,360,200
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL)
	5.00%, 11/15/16 (c)	272,260
		4,153,927
South Carolina: 1.7%
2,000,000	Charleston County, South Carolina Capital Improvement (GO) (SAW)
	5.00%, 11/01/21 (c)	2,350,600
1,000,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB)
	5.00%, 01/01/22 (c)	1,160,480
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	510,725
1,305,000	4.00%, 09/01/21 (c)	1,405,681
500,000	5.00%, 09/01/21 (c)	562,435
975,000	South Carolina Jobs-Economic Development Authority (RB)
	3.75%, 11/01/22 (c)	842,614
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	586,494
1,000,000	4.00%, 04/01/20 (c)	1,095,920
500,000	South Carolina State Public Service Authority, Series A (RB)
	5.38%, 01/01/19 (c)	547,335
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,202,487
250,000	5.00%, 01/01/16 (c)	268,503
650,000	5.00%, 12/01/21	758,628
250,000	South Carolina State Public Service Authority, Series C (RB)
	5.00%, 12/01/20	294,688
		11,586,590
Tennessee: 1.7%
1,000,000	City of Memphis, Tennessee, Series D (GO)
	5.00%, 07/01/20 (c)	1,157,630
	Memphis, Tennessee General Improvement Refunding (GO)
1,350,000	5.00%, 05/01/21 (c)	1,586,088
500,000	5.00%, 05/01/21	599,500
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO)
	5.00%, 01/01/18 (c)	581,755
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
500,000	5.00%, 07/01/20	588,175
1,750,000	5.00%, 07/01/21	2,055,182
1,950,000	5.00%, 07/01/22	2,284,347
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO)
	5.00%, 07/01/20 (c)	1,146,030
	Tennessee Energy Acquisition Corp., Series A (RB)
500,000	5.25%, 09/01/17	547,835
250,000	5.25%, 09/01/23	265,875
645,000	Tennessee Energy Acquisition Corp., Series C (RB)
	5.00%, 02/01/21	695,903
100,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB)
	5.00%, 05/01/20	117,513
		11,625,833
Texas: 7.5%
250,000	Bexar County, Texas North East Independent School District, Series A (GO)
	5.00%, 08/01/17 (c)	287,210
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	763,899
400,000	5.00%, 11/15/21 (c)	453,532
1,000,000	City of Fort Worth, Texas (GO)
	5.00%, 03/01/22 (c)	1,161,650
	City of Houston, Texas, Series A (GO)
2,000,000	5.00%, 03/01/21	2,345,960
300,000	5.00%, 03/01/22	349,983
2,000,000	5.00%, 03/01/22 (c)	2,248,840
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,000,000	5.00%, 02/01/22	1,172,610
1,000,000	5.00%, 08/01/22 (c)	1,137,970
1,000,000	5.00%, 02/01/23	1,174,920
1,500,000	5.25%, 02/01/25	1,776,225
1,000,000	City of San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,110,870
1,000,000	Clear Creek Independent School District (GO)
	5.00%, 02/15/22 (c)	1,160,100
1,000,000	County of Williamson, Texas (GO)
	5.00%, 02/15/22	1,174,980
	Dallas Independent School District (GO)
2,000,000	5.00%, 02/15/21 (c)	2,299,700
1,100,000	5.00%, 02/15/21 (c)	1,279,432
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 08/15/18 (c)	275,255
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB)
	5.00%, 02/15/21 (c)	289,485
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO)
	5.00%, 02/15/21 (c)	570,910
500,000	Harris County, Texas Flood Control District, Series C (GO)
	5.00%, 10/01/18 (c)	560,095
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO)
	5.00%, 10/01/20 (c)	1,099,490
750,000	Harris County, Texas Permanent Improvement, Series B (GO)
	5.00%, 10/01/19	888,270
500,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
	5.00%, 10/01/20 (c)	563,260
250,000	Houston, Texas Independent School District (GO)
	5.00%, 02/15/17 (c)	275,873
	Houston, Texas Public Improvement Refunding, Series A (GO)
500,000	5.00%, 03/01/19 (c)	542,930
1,000,000	5.00%, 03/01/19 (c)	1,125,390
2,000,000	5.00%, 03/01/21 (c)	2,288,040
425,000	Lewisville, Texas Independent School District (GO)
	5.00%, 02/15/19 (c)	477,666
1,000,000	Lower Colorado River Authority (RB)
	5.00%, 05/15/22 (c)	1,113,270
350,000	Lower Colorado River Authority, Series A (RB)
	5.00%, 05/15/20 (c)	381,637
2,000,000	North Texas Municipal Water District (RB)
	5.25%, 09/01/20	2,403,280
	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL)
500,000	5.13%, 01/01/18 (c)	527,870
1,500,000	6.25%, 02/01/20 (c)	1,649,835
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO)
	5.00%, 10/01/20 (c)	468,361
2,000,000	San Antonio Public Facilities Corp. (RB)
	3.00%, 09/15/22 (c)	1,650,780
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB)
	5.00%, 02/01/15 (c)	5,339
	San Antonio, Texas Electric & Gas Systems, Series A (RB)
750,000	5.25%, 02/01/19 (c)	848,182
500,000	5.25%, 02/01/19 (c)	569,015
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB)
	5.00%, 02/01/18	580,415
1,025,000	San Antonio, Texas Water System Revenue (RB)
	5.00%, 05/15/22 (c)	1,189,851
1,000,000	San Antonio, Texas Water System Revenue, Series A (RB)
	5.00%, 05/15/20 (c)	1,089,760
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
1,000,000	5.00%, 12/15/19	1,073,040
1,000,000	5.00%, 12/15/20	1,059,250
1,000,000	5.00%, 12/15/22	1,058,170
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
225,000	5.25%, 12/15/18	248,015
600,000	5.25%, 12/15/19	656,166
500,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/21 (c)	555,035
250,000	Texas State University System Financing (RB)
	5.25%, 03/15/18 (c)	280,455
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 04/01/17 (c)	280,723
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	5.00%, 04/01/16 (c)	276,485
1,000,000	University of Houston, Series A (RB)
	5.00%, 02/15/21 (c)	1,146,920
	University of Texas, Revenue Financing System, Series A (RB)
500,000	5.00%, 02/15/20 (c)	568,400
650,000	5.00%, 02/15/22 (c)	738,790
500,000	5.25%, 08/15/18 (c)	568,635
		49,842,224
Utah: 0.3%
	Utah State, Series A (GO)
500,000	5.00%, 07/01/21 (c)	569,900
500,000	5.00%, 07/01/21 (c)	576,745
550,000	5.00%, 07/01/21 (c)	648,065
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL)
	5.54%, 06/15/17 (c) ^	179,575
		1,974,285
Virginia: 3.2%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW)
	5.00%, 03/01/22	1,161,650
835,000	Commonwealth of Virginia, Series A (GO)
	4.00%, 06/01/21 (c)	861,010
1,000,000	County of Henrico, Virginia (GO)
	5.00%, 07/15/19	1,192,680
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST)
	5.00%, 04/01/20 (c)	2,185,394
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
	5.00%, 04/01/21	774,033
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	374,417
500,000	5.00%, 02/01/19	586,405
2,000,000	5.00%, 02/01/22 (c)	2,302,660
1,000,000	5.00%, 09/01/22 (c)	1,151,790
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB)
	5.00%, 02/01/22 (c)	2,302,660
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	498,870
1,500,000	5.00%, 05/15/22 (c)	1,616,940
1,150,000	5.25%, 05/15/21 (c)	1,328,250
	Virginia Commonwealth Transportation Board, Series A (RB)
750,000	5.00%, 03/15/20	873,517
1,000,000	5.00%, 09/15/21	1,164,920
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/01/17 (c)	290,603
	Virginia State Public Building Authority, Public Facilities, Series B (RB)
250,000	5.00%, 08/01/19 (c)	279,693
200,000	5.00%, 08/01/19 (c)	225,870
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB)
	5.00%, 08/01/22	2,161,854
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW)
	5.00%, 08/01/19 (c)	265,671
		21,598,887
Washington: 4.4%
250,000	County of King, Washington (GO)
	5.25%, 01/01/23	298,735
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG)
	4.38%, 06/01/21 (c)	370,538
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO)
	5.25%, 06/01/18 (c)	544,975
1,500,000	King County, Washington Renton School District No. 403 (GO) (SBG)
	5.00%, 06/01/22 (c)	1,742,325
	King County, Washington Sewer Revenue & Refunding (RB)
2,000,000	5.00%, 07/01/20 (c)	2,279,880
1,025,000	5.00%, 01/01/23 (c)	1,162,227
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	1,531,790
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB)
	5.00%, 07/01/21	2,038,459
250,000	Port Seattle, Washington, Series A (RB) (AMBAC)
	5.00%, 10/01/16 (c)	276,293
	University of Washington General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,097,820
500,000	5.00%, 04/01/21 (c)	554,925
1,000,000	Washingston State, Various Purpose, Series A (GO)
	5.00%, 08/01/22 (c)	1,146,370
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB)
	5.00%, 09/01/22	1,160,380
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 06/01/20	1,539,330
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series E (GO)
	5.00%, 02/01/22	2,345,220
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R (GO)
	5.00%, 07/01/22 (c)	2,310,520
	Washington State, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	931,138
500,000	5.00%, 01/01/19 (c)	567,155
1,000,000	5.00%, 01/01/21 (c)	1,111,550
1,000,000	5.00%, 07/01/21 (c)	1,161,180
300,000	5.00%, 08/01/21 (c)	344,637
1,000,000	5.00%, 07/01/22	1,174,040
	Washington State, Various Purpose, Series C (GO)
500,000	5.00%, 01/01/18 (c)	552,925
1,000,000	5.00%, 01/01/18 (c)	1,114,260
	Washington State, Various Purpose, Series R-A (GO)
150,000	5.00%, 01/01/21	176,648
375,000	5.00%, 07/01/21 (c)	430,267
500,000	Washington State, Various Purpose, Series R-B (GO)
	5.00%, 07/01/20	592,745
625,000	Washington State, Various Purpose, Series R-C (GO)
	5.00%, 07/01/22 (c)	715,731
		29,272,063
West Virginia: 0.3%
	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB)
225,000	5.13%, 09/01/19 (c)	235,555
500,000	5.50%, 09/01/14 (c)	509,785

875,000	West Virginia University Board of Governors, University Improvement, Series B (RB)
	5.00%, 10/01/21	1,016,540
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB)
	5.00%, 07/01/18 (c)	539,130
		2,301,010
Wisconsin: 0.9%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB)
	5.25%, 08/15/16 (c)	274,605
900,000	Wisconsin State, General Annual Appropriation, Series A (RB)
	5.00%, 05/01/19	1,056,870
	Wisconsin State, Series 2 (GO)
350,000	5.00%, 05/01/21	410,403
1,300,000	5.00%, 11/01/21	1,528,943
	Wisconsin State, Series A (GO)
1,000,000	5.00%, 05/01/20	1,178,560
510,000	5.25%, 05/01/21 (c)	585,664
	Wisconsin State, Series C (GO)
750,000	4.00%, 05/01/21 (c)	766,005
250,000	5.00%, 05/01/18 (c)	283,015
25,000	Wisconsin State, Transportation, Series A (RB) (AGM)
	5.25%, 07/01/16	28,150
		6,112,215
Total Municipal Bonds (Cost: $670,992,431)		659,157,143

Number
of Shares
MONEY MARKET FUND: 0.1% (Cost: $274,118)
274,118	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	274,118
Total Investments: 98.9% (Cost: $671,266,549)		659,431,261
Other assets less liabilities: 1.1%		7,513,062
NET ASSETS: 100.0%		$666,944,323

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.8%	$5,177,705
Bond Bank	0.3	1,688,220
Development	1.2	7,865,804
Education	6.2	41,075,097
Facilities	3.9	25,894,366
General Obligation	44.6	294,368,152
Higher Education	6.5	42,791,876
Medical	3.2	21,380,058
Multifamily Housing	0.1	516,285
Pollution	0.6	3,925,168
Power	6.4	42,187,985
School District	5.3	34,981,640
Single Family Housing	0.5	3,319,136
Student Loan	0.2	1,339,253
Tobacco Settlement	0.5	3,576,488
Transportation	10.5	69,118,423
Utilities	1.7	10,841,978
Water	7.5	49,109,509
Money Market Fund	0.0	274,118
	100.0%	$659,431,261

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$659,157,143	$—	$659,157,143
Money Market Fund	274,118	—	—	274,118
Total	$274,118	$659,157,143	$—	$659,431,261

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Arizona: 4.7%
$1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	$785,730
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	264,380
1,500,000	Arizona Sports & Tourism Authority, Series A (RB)
	5.00%, 07/01/22 (c)	1,522,545
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 01/01/19 (c)	1,176,146
	Salt Verde Financial Corp. (RB)
250,000	5.00%, 12/01/32	243,338
500,000	5.00%, 12/01/37	479,590
		4,471,729
California: 11.5%
430,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	433,315
1,550,000	California Health Facilities Financing Authority (RB)
	4.50%, 11/15/21 (c)	1,428,433
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	503,865
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM)
	5.00%, 08/01/17 (c)	264,515
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 07/01/18 (c)	256,543
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 08/01/30 ^	103,825
500,000	Los Angeles Unified School District, California, Series D (GO)
	5.00%, 07/01/19 (c)	518,325
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL)
	5.00%, 08/01/17 (c)	267,015
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 08/01/18 (c)	268,567
1,000,000	M-S-R Energy Authority, Series B (RB)
	7.00%, 11/01/34	1,213,590
500,000	M-S-R Energy Authority, Series C (RB)
	6.50%, 11/01/39	575,860
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 06/01/17 (c)	263,753
	State of California, Various Purpose (GO)
500,000	3.38%, 09/01/22 (c)	406,220
500,000	3.50%, 09/01/22 (c)	410,250
1,425,000	3.50%, 09/01/22 (c)	1,153,153
500,000	5.00%, 09/01/21 (c)	521,910
1,000,000	5.00%, 04/01/22 (c)	1,013,260
500,000	5.50%, 11/01/19 (c)	529,130
375,000	5.75%, 04/01/19 (c)	414,690
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM)
	5.00%, 08/01/16 (c)	264,557
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	5.90%, 09/01/28 ^	115,320
		10,926,096
Colorado: 1.9%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	491,820
800,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	787,288
425,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB)
	6.50%, 11/15/38	489,664
		1,768,772
Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	496,995
District of Columbia: 1.2%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	494,010
600,000	District of Columbia, National Public Radio, Inc. Issue (RB)
	5.00%, 04/01/20 (c)	625,110
		1,119,120
Florida: 4.1%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	529,725
1,000,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,006,280
500,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	547,295
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/01/18 (c)	256,723
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 07/01/18 (c)	265,255
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM)
	5.00%, 10/01/18 (c)	487,430
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	430,060
350,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 05/01/18 (c)	358,872
		3,881,640
Georgia: 2.6%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB)
	4.25%, 07/01/20 (c)	476,180
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	359,734
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
500,000	5.25%, 02/15/15 (c)	509,240
325,000	5.50%, 02/15/20 (c)	327,649
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	250,405
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	501,295
		2,424,503
Hawaii: 0.7%
550,000	State of Hawaii, Department of Budget and Finance (RB)
	6.50%, 07/01/19 (c)	607,964
Illinois: 3.0%
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	780,907
	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
250,000	5.75%, 11/15/17 (c)	261,030
500,000	5.75%, 11/15/17 (c)	522,850
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	415,825
1,000,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	847,610
		2,828,222
Indiana: 2.2%
750,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	624,225
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	280,995
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	476,370
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/19 (c)	732,543
		2,114,133
Iowa: 1.2%
1,050,000	Iowa Finance Authority, State Revolving Fund Revenue (RB)
	5.00%, 08/01/21 (c)	1,138,368
Kansas: 0.3%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/14 (c)	257,460
Louisiana: 0.4%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	102,081
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL)
	5.38%, 06/01/17 (c)	256,440
		358,521
Maryland: 0.6%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB)
	5.25%, 07/01/18 (c)	542,630
Massachusetts: 3.6%
525,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	472,726
775,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	847,641
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
500,000	5.00%, 10/15/21 (c)	517,985
1,000,000	5.00%, 10/15/21 (c)	1,057,760
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	520,640
		3,416,752
Michigan: 0.7%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	514,110
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	147,617
		661,727
Missouri: 0.8%
	Missouri State Health & Educational Facilities, Series A (RB)
250,000	5.00%, 06/01/18 (c)	253,078
460,000	5.50%, 11/15/18 (c)	475,254
		728,332
Montana: 0.5%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	473,355
Nebraska: 0.5%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
	5.25%, 09/01/22 (c)	501,050
Nevada: 2.8%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	648,112
2,000,000	Washoe County, Nevada Highway Revenue (RB)
	5.00%, 02/01/19 (c)	2,019,080
		2,667,192
New Jersey: 5.9%
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
1,205,000	4.83%, 12/15/30 ^	486,760
515,000	4.97%, 12/15/31 ^	193,604
830,000	5.43%, 12/15/37 ^	206,147
500,000	5.50%, 12/15/18 (c)	543,885
1,000,000	5.88%, 12/15/33 ^	327,380
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
500,000	5.00%, 06/15/21 (c)	505,475
750,000	5.25%, 06/15/21 (c)	779,805
500,000	New Jersey State Turnpike Authority, Series E (RB)
	5.25%, 01/01/19 (c)	516,340
2,000,000	New Jersey State Turnpike Authority, Series F (RB)
	5.00%, 01/01/23 (c)	2,066,620
		5,626,016
New York: 16.7%
500,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	507,830
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	695,723
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/19 (c)	254,428
1,170,000	Metropolitan Transportation Authority, Series B (RB)
	4.00%, 11/15/22 (c)	1,069,871
1,000,000	Metropolitan Transportation Authority, Series E (RB)
	3.50%, 11/15/22 (c)	819,550
2,000,000	Nassau County, New York General Improvement, Series A (GO)
	4.00%, 04/01/22 (c)	1,645,320
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	739,485
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	511,385
	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
1,000,000	5.00%, 06/15/20 (c)	1,079,980
500,000	5.00%, 06/15/20 (c)	537,790
1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	1,023,960
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
	4.50%, 06/15/18 (c)	518,305
780,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
	5.25%, 06/15/19 (c)	813,470
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
	4.50%, 01/15/18 (c)	239,270
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB)
	5.13%, 02/01/21 (c)	524,215
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
750,000	5.13%, 01/15/20 (c)	763,350
500,000	6.38%, 01/15/20 (c)	544,635
450,000	New York Liberty Development Corp., Goldman Sachs Headquarters Issue (RB)
	5.50%, 10/01/37	470,317
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	509,205
460,000	New York State Dormitory Authority, Cornell University, Series A (RB)
	5.00%, 07/01/20 (c)	491,505
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	514,965
550,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	557,892
1,000,000	Triborough Bridge & Tunnel Authority, Series A (RB)
	4.00%, 11/15/22 (c)	963,470
		15,795,921
North Carolina: 5.0%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP)
	5.00%, 06/01/19 (c)	511,365
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 06/01/19 (c)	252,245
545,000	Charlotte, North Carolina Water & Sewer System (RB)
	5.00%, 07/01/18 (c)	569,781
730,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	763,821
	North Carolina Medical Care Commission, Series B (RB)
1,000,000	4.00%, 12/01/22 (c)	861,070
1,750,000	5.00%, 12/01/22 (c)	1,769,372
		4,727,654
Ohio: 3.7%
	Butler County, Ohio Hospital Facilities Revenue (RB)
400,000	5.25%, 04/01/21 (c)	414,504
850,000	5.50%, 11/01/20 (c)	856,987
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,006,780
1,300,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	1,260,337
		3,538,608
Oregon: 0.4%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG)
	4.82%, 06/15/28 ^	414,736
Pennsylvania: 5.6%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	345,160
250,000	5.00%, 06/01/22 (c)	237,548
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	329,248
1,350,000	Monroe Finance Authority (RB)
	5.00%, 08/15/22 (c)	1,333,800
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 06/01/19 (c)	252,750
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/19 (c)	255,893
700,000	Pennsylvania State Turnpike Commission, Series D (RB)
	5.30%, 12/01/19 (c)	713,874
1,750,000	Westmoreland County, Municipal Authority (RB)
	5.00%, 08/15/23 (c)	1,790,162
		5,258,435
Puerto Rico: 4.2%
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.75%, 07/01/21 (c)	865,810
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	625,792
250,000	Puerto Rico Electric Power Authority, Series VV (RB)
	5.50%, 07/01/18 (c)	215,228
1,000,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
	6.00%, 07/01/21 (c)	897,180
550,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB)
	5.00%, 08/01/21 (c)	503,503
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
	5.00%, 08/01/21 (c)	904,790
		4,012,303
South Carolina: 2.5%
	South Carolina State Public Service Authority (RB)
750,000	5.00%, 01/01/20 (c)	768,540
1,175,000	5.00%, 12/01/21 (c)	1,199,781
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB)
	3.63%, 10/01/22 (c)	414,840
		2,383,161
Tennessee: 0.5%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	430,678
Texas: 2.8%
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/01/18 (c)	264,832
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	638,981
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	524,555
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.38%, 03/01/18 (c)	531,675
	North Texas Tollway Authority, Series D (RB)
300,000	5.00%, 09/01/21 (c)	316,488
500,000	6.90%, 01/01/36 ^	146,650
250,000	Prosper, Texas Independent School District, School Building (GO)
	5.00%, 02/15/17 (c)	259,063
		2,682,244
Virginia: 2.1%
750,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	778,890
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	721,920
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	511,150
		2,011,960
Washington: 5.7%
1,750,000	County of Pierce, Washington Sewer Revenue (RB)
	4.00%, 08/01/22 (c)	1,649,602
500,000	King County, Washington Sewer Revenue (RB)
	5.00%, 07/01/20 (c)	509,620
825,000	King County, Washington Sewer Revenue (RB)
	5.00%, 01/01/22 (c)	836,839
500,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	470,395
800,000	State of Washington (GO)
	3.00%, 07/01/23 (c)	634,920
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	740,054
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	593,225
		5,434,655
Total Municipal Bonds: 98.9% (Cost: $99,283,482)		93,700,932
Other assets less liabilities: 1.1%		1,010,665
NET ASSETS: 100.0%		$94,711,597

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	0.5%	$487,430
Bond Bank	0.8	732,543
Development	3.3	3,135,148
Education	1.9	1,815,015
Facilities	4.8	4,461,758
General Obligation	19.4	18,216,063
Higher Education	5.2	4,864,250
Medical	21.8	20,384,834
Nursing Homes	3.6	3,414,322
Power	5.0	4,645,087
School District	1.4	1,307,444
Transportation	16.7	15,650,408
Utilities	6.0	5,606,860
Water	9.6	8,979,770
	100.0%	$93,700,932

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$93,700,932	$—	$93,700,932

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 97.3%
Arizona: 0.5%
$150,000	Arizona School Facilities Board, Series B (CP) (FGIC)
	5.25%, 09/01/13 (c)	$150,548
California: 4.8%
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL)
	3.95%, 08/01/19 ^	311,969
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.53%, 01/01/20 ^	437,100
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL)
	5.00%, 08/15/32 (c)	532,118
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC)
	5.00%, 12/01/14 (c)	265,595
		1,546,782
Colorado: 8.8%
975,000	Colorado Department of Transportation (RB) (FGIC) (NATL)
	5.00%, 12/15/14 (c)	1,037,195
500,000	Colorado Water Resources & Power Development Authority (RB) (NATL)
	5.00%, 09/01/14 (c)	525,525
500,000	Garfield Pitkin & Eagle Counties, Colorado, Roaring Fork School District No. Re-1, Series A (GO) (AGM) (SAW)
	5.00%, 12/15/14 (c)	531,895
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW)
	5.00%, 12/15/14 (c)	723,860
		2,818,475
Florida: 1.7%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL)
	5.00%, 08/01/16	308,957
200,000	Hillsborough County, Industrial Development Authority Revenue (RB)
	5.63%, 08/15/18 (c)	241,316
		550,273
Georgia: 1.9%
250,000	Georgia State, Series D (GO)
	5.00%, 07/01/14 (c)	260,898
300,000	Georgia State, Series G (GO)
	5.00%, 12/01/17 (c)	349,527
		610,425
Hawaii: 1.7%
500,000	State of Hawaii (GO) (AGM)
	5.00%, 03/01/16 (c)	555,935
Illinois: 8.8%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/01/16 (c)	568,000
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 07/01/16 (c)	840,052
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
500,000	5.00%, 07/01/16 (c)	560,035
750,000	5.00%, 07/01/16 (c)	840,052
		2,808,139
Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 08/01/15 (c)	272,393
Maryland: 1.7%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO)
	5.00%, 02/15/15 (c)	535,555
Massachusetts: 6.4%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM)
	5.50%, 11/01/15	555,945
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15 (c)	706,439
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 09/01/15 (c)	273,598
435,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	508,045
		2,044,027
Nevada: 1.3%
410,000	Clark County, Nevada School District, Series D (GO) (NATL)
	5.00%, 12/15/13 (c)	417,085
New Jersey: 27.1%
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB)
	5.25%, 09/01/14 (c)	527,140
2,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB)
	5.00%, 03/01/15 (c)	2,144,700
570,000	New Jersey State Educational Facilities Authority, University of Medicine and Dentistry, Series B (RB)
	7.50%, 06/01/19 (c)	755,107
1,440,000	New Jersey State Transportation Trust Fund Authority, Series B (RB) (FGIC) (NATL)
	5.25%, 12/15/15 (c)	1,600,344
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 06/15/15	549,350
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
500,000	5.25%, 06/15/15 (c)	544,720
500,000	5.25%, 06/15/15 (c)	544,720
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 06/15/15 (c)	650,304
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL)
	5.25%, 06/15/15	1,361,800
		8,678,185
New York: 1.1%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 04/01/20	347,640
North Carolina: 2.4%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 01/15/15 (c)	106,649
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB)
	6.00%, 01/01/22 (c)	654,004
		760,653
Ohio: 0.6%
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB)
	5.00%, 06/01/14 (c)	192,322
South Carolina: 8.6%
2,500,000	Charleston County, South Carolina School District (RB)
	5.25%, 12/01/15 (c)	2,770,725
Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL)
	5.00%, 12/01/13 (c)	253,855
Texas: 5.4%
250,000	Dallas, Texas Waterworks & Sewer System (RB)
	5.00%, 10/01/13 (c)	251,868
500,000	Harris County Health Facilities Development Corp. (RB)
	7.25%, 12/01/18 (c)	649,200
780,000	North East Independent School District, Texas (GO)
	4.75%, 02/01/15 (c)	831,160
		1,732,228
Utah: 1.6%
	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
220,000	4.50%, 12/15/15 (c)	240,357
250,000	4.75%, 12/15/15 (c)	274,595
		514,952
Washington: 7.1%
2,000,000	Washington Health Care Facilities Authority, Swedish Health Services, Series A (RB)
	6.50%, 11/15/15 (c)	2,272,900
Wisconsin: 4.2%
1,250,000	Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Inc. Project, Series A (RB)
	6.75%, 08/15/14 (c)	1,332,937
Total Municipal Bonds (Cost: $30,757,048)		31,166,034

Number of Shares
MONEY MARKET FUND: 1.7% (Cost: $524,737)
524,737	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	524,737

Total Investments: 99.0% (Cost: $31,281,785)		31,690,771
Other assets less liabilities: 1.0%		332,512
NET ASSETS: 100.0%		$32,023,283

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	10.4%	$3,297,865
Facilities	0.8	272,393
General Obligation	12.4	3,940,533
Higher Education	2.7	861,756
Medical	14.2	4,496,353
Power	2.9	907,859
School District	9.4	2,966,517
Transportation	40.0	12,679,403
Water	5.5	1,743,355
Money Market Fund	1.7	524,737
	100.0%	$31,690,771

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$31,166,034	$—	$31,166,034
Money Market Fund	524,737	—	—	524,737
Total	$524,737	$31,166,034	$—	$31,690,771

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount		Value
MUNICIPAL BONDS: 98.6%
Alabama: 1.2%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB)
	5.00%, 12/01/15	$550,535
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB)
	5.00%, 05/01/16	2,239,792
		2,790,327
Arizona: 1.6%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 01/01/16	539,665
	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
750,000	5.00%, 07/01/15	814,072
455,000	5.00%, 07/01/17	520,770
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/14	606,355
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
	5.00%, 07/01/17	990,036
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%, 07/01/14	315,394
		3,786,292
Arkansas: 0.5%
1,000,000	State of Arkansas, Federal Highway Grant (GO)
	5.00%, 04/01/18	1,165,620
California: 9.7%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
	5.43%, 10/01/13 ^	249,480
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB)
	5.00%, 05/01/16	836,025
500,000	California State Department of Water Resources, Power Supply Revenue, Series M (RB)
	2.00%, 05/01/14	506,680
600,000	California State Department of Water Resources, Series H (RB) (AGM)
	5.00%, 05/01/17	686,664
750,000	California State Department of Water Resources, Series M (RB)
	5.00%, 05/01/16	836,025
550,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/16	618,750
	California State Various Purpose (GO)
1,370,000	4.00%, 09/01/17	1,518,535
1,000,000	4.00%, 02/01/19	1,115,600
600,000	5.00%, 03/01/14	616,566
1,000,000	5.00%, 02/01/15	1,068,530
500,000	5.00%, 10/01/15	547,385
500,000	5.00%, 03/01/16	554,440
1,000,000	5.00%, 09/01/16	1,123,630
1,000,000	5.00%, 04/01/17	1,137,030
250,000	5.00%, 08/01/17	286,473
400,000	5.00%, 11/01/17	461,196
1,000,000	5.00%, 04/01/18	1,159,240
3,435,000	5.00%, 09/01/18	4,010,877
1,500,000	5.50%, 04/01/18	1,772,505
500,000	Los Angeles County Public Works Financing Authority, Series A (RB)
	5.00%, 08/01/14	522,985
1,000,000	Los Angeles, California Unified School District, Series J (GO)
	5.00%, 07/01/17	1,149,510
500,000	Los Angeles, California Unified School District, Series KY (GO)
	5.00%, 07/01/15	543,015
250,000	Regents of University of California Medical Center, Series D (RB)
	5.00%, 05/15/14	259,200
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC)
	5.00%, 11/01/14	527,175
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB)
	4.00%, 02/01/17	10,794
		22,118,310
Colorado: 1.3%
1,230,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series B-3 (RB)
	5.00%, 11/11/14 (p)	1,304,329
1,500,000	Colorado Health Facilities Authority, Evangelical Lutheran and Good Samaritan Society Project, Series B (RB)
	5.00%, 12/01/14 (p)	1,570,875
		2,875,204
Connecticut: 1.9%
500,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 01/01/16	551,700
1,870,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB)
	0.88%, 02/08/18 (p)	1,809,674
850,000	Connecticut State Transportation Infrastructure, Series A (RB)
	5.00%, 12/01/17	980,976
	Connecticut State, Series C (GO)
500,000	5.25%, 11/01/15	551,740
300,000	5.75%, 11/01/18	362,487
		4,256,577
District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB)
	5.00%, 12/01/16	363,069
Florida: 5.9%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
400,000	4.00%, 06/01/17	432,820
400,000	6.00%, 06/01/16	452,040
	City of Jacksonville, Florida, Series A (RB)
1,050,000	5.00%, 10/01/15	1,145,938
600,000	5.00%, 10/01/16	672,768
	City of Jacksonville, Florida, Series B (RB)
260,000	5.00%, 10/01/16	291,533
475,000	5.00%, 10/01/17	543,998
1,500,000	City of Jacksonville, Florida, Series C (RB)
	5.00%, 10/01/18	1,748,955
	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
1,000,000	5.50%, 06/01/14	1,041,390
510,000	5.50%, 06/01/17	579,992
	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
1,000,000	4.25%, 07/01/14	1,036,250
1,000,000	5.00%, 07/01/15	1,072,350
400,000	Florida State Board of Education Lottery, Series A (RB)
	5.00%, 07/01/17	456,668
475,000	Florida State Board of Education Lottery, Series E (RB)
	5.00%, 07/01/16	529,563
400,000	Palm Beach County School District, Series A (CP)
	5.00%, 08/01/16 (p)	443,124
425,000	School District of Polk County (RB) (AGM)
	5.00%, 10/01/16	465,979
500,000	State of Florida, Department of Environmental Protection, Series B (RB)
	5.00%, 07/01/18	576,570
810,000	State of Florida, State Board of Education, Series A (GO)
	5.00%, 06/01/18	947,149
1,000,000	State of Florida, State Board of Education, Series C (GO)
	5.00%, 06/01/16	1,116,070
		13,553,157
Georgia: 3.5%
280,000	County Board of Education of Richmond County (GO) (SAW)
	5.00%, 10/01/17	324,607
	Georgia State Road & Tollway Authority, Series A (RB)
775,000	5.00%, 06/01/17	880,330
1,000,000	5.00%, 06/01/19	1,166,470
2,315,000	Gwinnett County School District, Series A (GO)
	4.50%, 10/01/17	2,629,794
500,000	Municipal Electric Authority of Georgia, Series A (RB)
	5.00%, 11/01/17	573,820
1,000,000	Municipal Electric Authority of Georgia, Series D (RB)
	5.75%, 07/01/18 (c)	1,176,930
750,000	State of Georgia, Series B (GO)
	5.00%, 10/01/14	791,347
500,000	State of Georgia, Series D (GO)
	5.00%, 05/01/17	573,605
		8,116,903
Hawaii: 0.3%
750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM)
	5.25%, 07/01/14	783,967
Illinois: 9.7%
480,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB)
	5.00%, 01/01/17	534,552
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB)
	5.00%, 01/01/17	278,413
650,000	Chicago, Illinois, Series A (GO)
	5.00%, 01/01/18	723,983
750,000	Chicago, Illinois, Transit Authority, Capital Grant Receipts, Section 5309 (RB)
	5.00%, 06/01/14	776,452
365,000	County of Cook, Series A (GO)
	4.00%, 11/15/16	396,886
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	5.25%, 05/15/15	529,400
	State of Illinois (GO)
1,000,000	4.00%, 08/01/14	1,031,360
500,000	5.00%, 01/01/15	528,420
500,000	5.00%, 01/01/15	528,060
750,000	5.00%, 08/01/15	807,382
1,500,000	5.00%, 01/01/16	1,627,275
400,000	5.00%, 01/01/16	434,140
1,455,000	5.00%, 01/01/17	1,599,496
700,000	5.00%, 01/01/17	769,034
750,000	5.00%, 03/01/17	826,095
5,300,000	5.00%, 08/01/17	5,878,707
500,000	5.00%, 01/01/18	557,130
1,000,000	State of Illinois, Department of Employment Security, Series B (RB)
	5.00%, 12/15/16 (c)	1,125,860
500,000	State of Illinois, Sales Tax, Junior Lien (RB)
	3.00%, 06/15/16	529,295
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	514,580
390,000	3.50%, 09/01/14	401,092
500,000	3.50%, 09/01/15	523,465
250,000	3.88%, 09/01/17	266,725
850,000	4.00%, 01/01/17	905,972
50,000	State of Illinois, Series B (GO)
	5.00%, 01/01/15	52,806
		22,146,580
Indiana: 0.6%
1,200,000	Indiana Health and Educational Facility Financing Authority, Series B-8 (RB)
	4.10%, 11/03/16 (p)	1,311,192
Kentucky: 2.3%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	568,590
1,710,000	5.00%, 02/01/18	1,996,408
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB)
	5.00%, 08/01/17	455,844
1,250,000	Kentucky State Property & Building Commission, Project No. 90 (RB)
	5.00%, 11/01/18	1,457,937
670,000	Kentucky State Property & Building Commission, Project No. 96, Series A (RB)
	5.00%, 11/01/14	707,701
		5,186,480
Maine: 0.5%
1,000,000	State of Maine (GO)
	5.00%, 05/15/15	1,078,980
Maryland: 2.2%
3,000,000	Baltimore County Consolidated Public Improvement (GO)
	5.00%, 08/01/18	3,537,690
	Maryland State Transportation Authority (RB)
500,000	5.25%, 03/01/16	556,260
445,000	5.25%, 03/01/18	520,832
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO)
	5.00%, 07/15/17	461,056
		5,075,838
Massachusetts: 1.9%
500,000	Commonwealth of Massachusetts, Series A (GO)
	5.00%, 03/01/16	554,710
100,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 07/01/15	108,683
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB)
	5.00%, 01/18/18 (p)	1,141,860
750,000	Massachusetts Development Finance Agency, Series K-4 (RB)
	5.00%, 01/14/16 (p)	824,092
	Massachusetts School Building Authority, Sales Tax, Series A (RB)
500,000	4.00%, 05/15/14	514,760
500,000	5.00%, 05/15/15	539,955
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB)
	5.00%, 08/01/18	653,884
		4,337,944
Michigan: 3.4%
500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM)
	5.00%, 07/01/18	500,840
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB)
	5.00%, 10/01/14	442,903
1,000,000	Michigan Finance Authority, School District of the City of Detroit (RB)
	5.00%, 06/01/15	1,057,090
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,150,340
2,550,000	5.00%, 07/01/18	2,981,077
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB)
	5.00%, 11/15/15	549,095
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB)
	2.00%, 05/30/18 (p)	498,395
565,000	Wayne Country Airport Authority, Series A-D (RB)
	5.00%, 12/01/18	661,361
		7,841,101
Minnesota: 2.6%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB)
	4.00%, 11/15/18 (p)	2,287,000
2,855,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB)
	4.00%, 11/15/18 (p)	3,185,067
500,000	Minnesota State, Series H (GO)
	5.00%, 11/01/14	529,360
		6,001,427
Missouri: 0.4%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL)
	5.00%, 04/15/15	319,479
515,000	Mississippi Highways & Transportation Commission, Series A (RB)
	2.25%, 05/01/15	530,944
		850,423
Nebraska: 0.6%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/01/14	259,198
1,000,000	Nebraska Public Power District, Series C (RB)
	5.00%, 01/01/18 (c)	1,141,310
		1,400,508
Nevada: 0.7%
525,000	Clark County School District, Series A (GO)
	5.00%, 06/15/17	593,460
	Clark County School District, Series B (GO)
260,000	5.00%, 06/15/16	288,712
570,000	5.00%, 06/15/17	644,328
		1,526,500
New Jersey: 4.3%
450,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/14	465,111
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB)
	5.00%, 12/15/17	1,272,382
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB)
	4.00%, 12/15/16	548,235
1,390,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
	5.00%, 09/01/17	1,583,835
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB)
	5.25%, 03/01/15	509,898
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB)
	5.00%, 09/15/18	1,149,240
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB)
	5.00%, 12/01/15	550,425
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB)
	3.75%, 12/01/18	1,074,300
500,000	New Jersey State, Series O (GO)
	5.00%, 08/01/15	543,745
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/17	172,355
635,000	State of New Jersey, Series A (CP)
	5.00%, 06/15/17	714,750
1,000,000	State of New Jersey, Series O (GO)
	5.00%, 08/01/14	1,046,990
150,000	State of New Jersey, Series Q (GO)
	5.00%, 08/15/18	175,571
		9,806,837
New Mexico: 0.1%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB)
	5.00%, 12/15/16	283,235
New York: 16.1%
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	272,495
850,000	5.00%, 08/01/17	975,077
450,000	City of New York, Series J (GO)
	5.00%, 08/01/17	516,217
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW)
	5.00%, 05/01/19	1,648,219
	Long Island Power Authority, Electric System, Series A (RB)
250,000	4.00%, 05/01/14	256,558
900,000	4.00%, 05/01/15	943,866
1,000,000	5.00%, 05/01/14	1,032,000
500,000	5.00%, 05/01/16	551,605
350,000	Metropolitan Transportation Authority, Series C-2 (RB)
	4.00%, 11/15/14	365,859
520,000	Metropolitan Transportation Authority, Series D (RB)
	5.00%, 11/15/17	596,055
300,000	New York City Transitional Finance Authority, Series A (RB)
	5.00%, 11/01/16	338,865
145,000	New York City Transitional Finance Authority, Series B (RB)
	5.00%, 11/01/15	159,542
	New York City Transitional Finance Authority, Series D (RB)
445,000	5.00%, 11/01/15	489,838
55,000	5.00%, 11/01/15	60,581
210,000	New York City Transitional Finance Authority, Series E (RB)
	3.00%, 11/01/14	217,272
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB)
	5.00%, 05/01/15	811,087
500,000	New York City Transitional Finance Authority, Sub Series C-1 (RB)
	4.00%, 11/01/16	549,700
	New York City, Series D (GO)
300,000	5.00%, 02/01/16	330,831
600,000	5.00%, 10/01/17	691,092
500,000	New York City, Series E (GO)
	4.00%, 08/01/14	518,810
375,000	New York City, Series F-1 (GO)
	5.00%, 03/01/16	414,510
300,000	New York City, Series I (GO)
	5.00%, 08/01/17	344,145
500,000	New York City, Series K (GO)
	4.00%, 08/01/14	518,810
	New York State Dormitory Authority, City University System, Series A (RB)
405,000	4.00%, 07/01/14	418,616
600,000	5.00%, 07/01/14	625,596
500,000	New York State Dormitory Authority, Colombia University, Series A (RB)
	5.00%, 10/01/18	590,040
410,000	New York State Dormitory Authority, Mental Health Services, Series A (RB)
	5.50%, 02/15/17	469,950
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/14	257,403
250,000	5.00%, 02/15/18	291,023
1,400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	4.00%, 03/15/19	1,570,814
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 06/15/18	1,170,640
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
	5.00%, 02/15/15	1,069,830
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB)
	5.00%, 03/15/15	536,645
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB)
	5.00%, 04/01/16	1,109,850
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
200,000	4.25%, 04/01/15	212,658
500,000	5.00%, 04/01/14	515,815
800,000	5.00%, 04/01/19	936,112
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB)
	5.00%, 04/01/14	515,815
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
450,000	5.00%, 03/15/15	482,904
450,000	5.00%, 03/15/19	528,880
385,000	New York State Thruway Authority, State Personal Refunding, Series A (RB)
	5.00%, 03/15/17	439,039
300,000	New York State Urban Development Corp., Series C (RB)
	5.00%, 03/15/17	342,108
580,000	New York State Urban Development Corp., Series D (RB)
	5.00%, 01/01/16	637,629
260,000	New York State Urban Development Corp., Service Contract, Series A (RB)
	5.00%, 01/01/14	265,067
250,000	New York State Urban Development Corp., Service Contract, Series D (RB)
	5.25%, 01/01/17	283,505
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
500,000	5.00%, 12/15/13	508,640
2,665,000	5.00%, 12/15/18	3,149,737
	New York State, Series A (GO)
2,000,000	3.00%, 02/01/16	2,109,740
500,000	3.00%, 03/01/16	528,340
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/14	1,039,410
1,000,000	5.00%, 06/01/17	1,139,520
1,000,000	5.00%, 06/01/18	1,136,240
400,000	Town of Oyster Bay (GO)
	3.00%, 08/15/17	417,456
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB)
	5.00%, 11/15/16	565,715
300,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series D (RB)
	5.00%, 11/15/15	329,598
		36,797,369
North Carolina: 5.4%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB)
	5.00%, 01/01/15	319,014
	North Carolina Eastern Municipal Power Agency, Series B (RB)
250,000	5.00%, 01/01/16	272,333
1,000,000	5.00%, 01/01/17	1,114,000
2,270,000	North Carolina State, Department of State Treasurer (RB)
	5.00%, 03/01/16	2,499,996
1,000,000	North Carolina State, Grant Anticipation Revenue (RB)
	5.00%, 03/01/19	1,161,440
	North Carolina State, Series A (GO)
325,000	5.00%, 03/01/15	348,673
300,000	5.00%, 03/01/17	342,915
275,000	5.00%, 03/01/19	326,428
3,000,000	North Carolina State, Series B (GO)
	5.00%, 06/01/18	3,523,290
500,000	North Carolina State, Series C (GO)
	3.50%, 05/01/16	538,475
810,000	North Carolina, Capital Improvement, Series A (RB)
	5.00%, 05/01/15	874,346
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM)
	5.00%, 05/01/14	258,893
690,000	Wake County, North Carolina, Series D (GO)
	4.00%, 02/01/15	727,577
		12,307,380
Ohio: 1.1%
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM)
	5.00%, 06/15/14	260,075
	Ohio State University, Series A (RB)
225,000	5.00%, 12/01/13	228,506
25,000	5.00%, 12/01/13	25,386
850,000	Ohio State Water Development Authority, Series A (RB)
	3.38%, 07/01/15 (p)	858,993
1,000,000	State of Ohio, Higher Education, Series C (GO)
	5.00%, 08/01/16	1,123,480
		2,496,440
Oregon: 0.1%
250,000	City of Portland, Series A (RB) (AGM)
	5.00%, 06/15/16	279,338
Pennsylvania: 3.6%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB)
	5.00%, 05/15/14	414,656
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,147,030
1,000,000	5.00%, 07/01/18	1,169,570
1,000,000	Commonwealth of Pennsylvania, First Series (GO)
	5.00%, 04/01/19	1,176,610
2,500,000	Commonwealth of Pennsylvania, Second Refunding Series (GO)
	5.00%, 07/01/17	2,867,575
750,000	Commonwealth of Pennsylvania, Series A (GO)
	5.00%, 08/01/17 (c)	858,787
250,000	Pennsylvania Higher Educational Facilities Authority, Series AG (RB)
	5.00%, 06/15/16	278,283
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST)
	5.00%, 06/15/14	260,385
		8,172,896
Puerto Rico: 3.9%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB)
	5.00%, 07/01/16	486,319
	Puerto Rico Commonwealth, Government Development, Series B (RB)
250,000	5.00%, 12/01/14	259,433
500,000	5.00%, 12/01/15	516,790
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO)
	5.00%, 07/01/15	789,255
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
	5.25%, 07/01/14	231,156
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL)
	5.00%, 07/01/14	205,026
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL)
	4.00%, 07/01/14	76,217
	Puerto Rico Electric Power Authority, Series ZZ (RB)
1,000,000	5.00%, 07/01/16	1,041,910
1,805,000	5.00%, 07/01/17	1,878,879
375,000	5.00%, 07/01/18	388,665
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD)
	5.75%, 07/01/15	1,093,543
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
	5.25%, 07/01/16	515,305
	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
220,000	3.75%, 08/01/15	227,775
1,245,000	4.25%, 08/01/17	1,307,399
		9,017,672
South Carolina: 1.3%
1,000,000	Piedmont Municipal Power Agency, Series A (RB)
	5.00%, 01/01/17	1,109,430
585,000	South Carolina Public Service Authority, Series A (RB) (AMBAC)
	5.00%, 01/01/17 (c)	656,037
1,000,000	South Carolina Public Service Authority, Series B (RB)
	5.00%, 12/01/18	1,172,220
		2,937,687
Tennessee: 0.2%
485,000	City of Memphis, Electric System Revenue (RB)
	5.00%, 12/01/16	549,083
Texas: 5.5%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB)
	5.00%, 11/01/18	637,301
500,000	City of Dallas, Series A (GO)
	5.00%, 02/15/18	580,135
460,000	City of Houston, Texas, Series A (GO)
	5.00%, 03/01/18	535,086
300,000	City of San Antonio Texas, Series D (RB)
	5.00%, 02/01/17	340,380
505,000	Harris County Tall Road Authority, Series A (RB) (NATL)
	5.00%, 08/15/16	565,418
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/01/16	282,388
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL)
	5.00%, 03/01/16	498,753
500,000	Klein Independent School District, Series A (GO)
	5.00%, 08/01/17	575,050
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,040,085
630,000	5.00%, 05/15/16	700,510
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
	5.00%, 05/15/17	339,717
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14	262,263
2,210,000	Texas Public Finance Authority (GO)
	5.00%, 10/01/18	2,604,352
500,000	Texas Public Finance Authority, Series A (GO)
	5.00%, 10/01/15	547,950
1,050,000	Texas Public Finance Authority, Series B (RB)
	5.00%, 07/01/15 (c)	1,134,063
250,000	Texas State University System, Board of Regents (RB)
	5.00%, 03/15/18	289,928
250,000	Texas Transportation Commission, Series A (RB)
	5.00%, 04/01/16 (c)	277,183
1,300,000	Texas Water Development Board, Series A (RB)
	5.00%, 07/15/17	1,497,353
		12,707,915
Utah: 1.5%
	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB)
500,000	5.00%, 07/01/15	541,820
750,000	5.00%, 07/01/14 (c)	777,247
1,000,000	State of Utah, Series C (GO)
	5.00%, 07/01/17	1,153,240
825,000	Utah State Board of Regents, Series EE-2 (RB)
	4.50%, 11/01/17	937,357
		3,409,664
Virginia: 1.4%
450,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 04/01/15	483,809
760,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
	5.00%, 02/01/19	891,336
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB)
	5.00%, 09/01/17	573,785
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB)
	5.00%, 03/15/15	1,186,173
		3,135,103
Washington: 3.1%
555,000	City of Seattle, Municipal Light and Power, Series B (RB)
	5.00%, 06/01/19	652,735
250,000	Energy Northwest, Columbia Generating Station Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/18	292,393
1,000,000	Energy Northwest, Project 1 Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/17	1,146,610
395,000	Energy Northwest, Project 3 Electric Revenue Refunding, Series A (RB)
	5.00%, 07/01/15	428,350
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB)
	5.00%, 12/01/17	305,473
525,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO)
	5.00%, 07/01/17	602,842
500,000	Washington State, Motor Vehicle Fuel Tax, Series D (GO)
	5.00%, 01/01/17	567,155
500,000	Washington State, Various Purpose, Series B (GO)
	5.00%, 07/01/17	574,135
1,540,000	Washington State, Various Purpose, Series R-A (GO)
	5.00%, 01/01/18	1,786,770
675,000	Washington State, Various Purpose, Series R-D (GO)
	5.00%, 07/01/15	731,990
		7,088,453
Total Municipal Bonds (Cost: $225,852,275)		225,555,471

Number
of Shares
MONEY MARKET FUND: 1.1% (Cost: $2,498,743)

2,498,743	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,498,743
Total Investments: 99.7% (Cost: $228,351,018)		228,054,214
Other assets less liabilities: 0.3%		738,069
NET ASSETS: 100.0%		$228,792,283

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.1%	$2,417,100
Development	2.5	5,693,239
Education	4.9	11,227,244
Facilities	6.5	14,843,185
General Obligation	42.3	96,379,892
Higher Education	4.8	10,912,506
Medical	9.0	20,499,533
Pollution	0.4	858,993
Power	9.9	22,530,010
School District	2.8	6,423,869
Student Loan	0.4	937,357
Transportation	10.4	23,806,789
Utilities	1.0	2,346,416
Water	2.9	6,679,338
Money Market Fund	1.1	2,498,743
	100.0%	$228,054,214

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$225,555,471	$—	$225,555,471
Money Market Fund	2,498,743	—	—	2,498,743
Total	$2,498,743	$225,555,471	$—	$228,054,214

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2013 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes—As of July 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$28,499,721	$—	$(4,784,592)	$(4,784,592)
High-Yield	892,330,290	27,925,508	(50,271,269)	(22,345,761)
Intermediate	671,228,798	10,246,667	(22,044,204)	(11,797,537)
Long	99,270,421	1,462,830	(7,032,319)	(5,569,489)
Pre-Refunded	31,281,741	428,512	(19,482)	409,030
Short	228,342,155	1,604,046	(1,891,987)	(287,941)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 25, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 25, 2013